Columbia 120/20 Contrarian Equity Fund | Class A, B, C and I Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia 120/20 Contrarian Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.17 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia 120/20 Contrarian Equity Fund Class A, B, C and I Shares	Class A	Class B	Class C	Class I
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none

Annual Fund Operating Expenses Columbia 120/20 Contrarian Equity Fund		Class A, B, C and I Shares	Class A, B, C and I Shares Class A	Class A, B, C and I Shares Class B	Class A, B, C and I Shares Class C	Class A, B, C and I Shares Class I
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I
Management fees			0.70%	0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none
Other expenses			0.64%	0.64%	0.64%	0.53%
Total annual fund operating expenses			1.59%	2.34%	2.34%	1.23%
Less: Fee waiver/expense reimbursement	[2]		(0.40%)	(0.40%)	(0.40%)	(0.37%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.19%	1.94%	1.94%	0.86%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.25% for the most recent fiscal year), will not exceed 1.44% for Class A, 2.19% for Class B, 2.19% for Class C, and 1.11% for Class I.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia 120/20 Contrarian Equity Fund Class A, B, C and I Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	689	1,011	1,356	2,329
Class B	Class B (if shares are redeemed)	697	993	1,415	2,462
Class C	Class C (if shares are redeemed)	297	693	1,215	2,650
Class I	Class I (whether or not shares are redeemed)	88	354	641	1,461

Expense Example, No Redemption Columbia 120/20 Contrarian Equity Fund Class A, B, C and I Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	197	693	1,215	2,462
Class C	Class C (if shares are not redeemed)	197	693	1,215	2,650

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities. In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager) will hold long positions and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. To complete the short sale transaction, the Fund buys back the same security in the market and returns it to the lender. If the price of the security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund expects to maintain an approximate net 100% long asset exposure to the equity market (long market exposure minus short market exposure), targeting 110% to 120% long exposure and 10% to 20% short exposure. Actual exposure will vary over time based on factors such as market movements and the investment manager’s assessment of market conditions. Based on these factors, the Fund’s long exposure may range between 80% and 120%, and the Fund’s short exposure may range between 0% and 20%. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In addition to individual stocks, the investment manager may use exchange traded funds (ETFs), and certain derivative instruments, including total return equity swaps. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities), to hedge existing long or short positions, and to increase investment flexibility. Actual exposure (long and short) will vary over time.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives. A fund that takes both long and short positions presents increased risk.

Counterparty Risk. Counterparty risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, including making payments to the Fund, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Derivatives Risk — Total Return Equity Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating Leverage Risk) and are subject to Counterparty Credit Risk, Pricing Risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can also create an interest or other transactional expense that may lower the Fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Short Selling Risk. The Fund may make short sales, which involves selling a security or other asset the Fund does not own in anticipation that the security’s price will decline. Short positions introduce more risk to the Fund than long positions (where the Fund owns the security) because the maximum sustainable loss on an instrument purchased (held long) is limited to the amount paid for the instrument plus the transaction costs, whereas there is no maximum price of the shorted security when purchased in the open market. Therefore, in theory, securities sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions (see Leverage Risk).

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to the recognized measure of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +18.78% (quarter ended June 30, 2009).

• Lowest return for a calendar quarter was -24.82% (quarter ended Dec. 13, 2008).

• Class A year-to-date return was +3.82% at March 31, 2011.

Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia 120/20 Contrarian Equity Fund Class A, B, C and I Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class A	Columbia 120/20 Contrarian Equity Fund:	Class A — before taxes		9.21%	(6.16%)	Oct 18, 2007
before taxes Class B	Columbia 120/20 Contrarian Equity Fund:	Class B — before taxes		9.91%	(6.01%)	Oct 18, 2007
before taxes Class C	Columbia 120/20 Contrarian Equity Fund:	Class C — before taxes		13.89%	(5.13%)	Oct 18, 2007
before taxes Class I	Columbia 120/20 Contrarian Equity Fund:	Class I — before taxes		16.02%	(4.13%)	Oct 18, 2007
after taxes on distributions Class A	Columbia 120/20 Contrarian Equity Fund:	Class A — after taxes on distributions		9.01%	(6.52%)	Oct 18, 2007
after taxes on distributions and redemption of fund shares Class A	Columbia 120/20 Contrarian Equity Fund:	Class A — after taxes on distributions and redemption of fund shares		6.23%	(5.36%)	Oct 18, 2007
Russell 3000 Index		Russell 3000® Index	(reflects no deduction for fees, expenses or taxes)	16.93%	(3.28%)	Oct 18, 2007

Columbia 120/20 Contrarian Equity Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia 120/20 Contrarian Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia 120/20 Contrarian Equity Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia 120/20 Contrarian Equity Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management fees			0.70%
Distribution and/or service (12b-1) fees			none
Other expenses			0.64%
Total annual fund operating expenses			1.34%
Less: Fee waiver/expense reimbursement	[1]		(0.40%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]		0.94%
[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.25% for the most recent fiscal year), will not exceed 1.19% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia 120/20 Contrarian Equity Fund Class Z Shares Class Z	Class Z	96	385	697	1,583

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities. In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager), will hold long positions and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. To complete the short sale transaction, the Fund buys back the same security in the market and returns it to the lender. If the price of the security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund expects to maintain an approximate net 100% long asset exposure to the equity market (long market exposure minus short market exposure), targeting 110% to 120% long exposure and 10% to 20% short exposure. Actual exposure will vary over time based on factors such as market movements and the investment manager’s assessment of market conditions. Based on these factors, the Fund’s long exposure may range between 80% and 120%, and the Fund’s short exposure may range between 0% and 20%. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In addition to individual stocks, the investment manager may use exchange traded funds (ETFs), and certain derivative instruments, including total return equity swaps. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities), to hedge existing long or short positions, and to increase investment flexibility. Actual exposure (long and short) will vary over time.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives. A fund that takes both long and short positions presents increased risk.

Counterparty Risk. Counterparty risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, including making payments to the Fund, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Derivatives Risk — Total Return Equity Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating Leverage Risk) and are subject to Counterparty Credit Risk, Pricing Risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through the Fund’s ownership of the ETF.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund’s assets that are used as collateral to secure the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can also create an interest or other transactional expenses that may lower the Fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate sometimes rapidly and unpredictably.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Short Selling Risk. The Fund may make short sales, which involves selling a security or other asset the Fund does not own in anticipation that the security’s price will decline. Short positions introduce more risk to the Fund than long positions (where the Fund owns the security) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum price of the shorted security when purchased in the open market. Therefore, in theory, securities sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions. (See Leverage Risk).

Small and Mid-sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

Class Z shares have not been in existence for one full calendar year as of the date of this prospectus and therefore performance is not shown. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without sales charges, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +18.78% (quarter ended June 30, 2009).

• Lowest return for a calendar quarter was -24.82% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +3.82% at March 31, 2011.

Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia 120/20 Contrarian Equity Fund Class Z Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class A	Columbia 120/20 Contrarian Equity Fund:	Class A — before taxes	[1]		15.87%	(4.41%)	Oct 18, 2007
after taxes on distributions Class A	Columbia 120/20 Contrarian Equity Fund:	Class A — after taxes on distributions	[1]		15.66%	(4.77%)	Oct 18, 2007
after taxes on distributions and redemption of fund shares Class A	Columbia 120/20 Contrarian Equity Fund:	Class A — after taxes on distributions and redemption of fund shares	[1]		10.57%	(3.91%)	Oct 18, 2007
Russell 3000 Index		Russell 3000® Index		(reflects no deduction for fees, expenses or taxes)	16.93%	(3.28%)	Oct 18, 2007
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without sales charges, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Columbia Recovery and Infrastructure Fund | Class A, B, C, I, R, R4 and R5 Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Recovery and Infrastructure Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.17 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Recovery and Infrastructure Fund Class A, B, C, I, R, R4 and R5 Shares	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses Columbia Recovery and Infrastructure Fund		Class A, B, C, I, R, R4 and R5 Shares	Class A, B, C, I, R, R4 and R5 Shares Class A	Class A, B, C, I, R, R4 and R5 Shares Class B	Class A, B, C, I, R, R4 and R5 Shares Class C	Class A, B, C, I, R, R4 and R5 Shares Class I	Class A, B, C, I, R, R4 and R5 Shares Class R	Class A, B, C, I, R, R4 and R5 Shares Class R4	Class A, B, C, I, R, R4 and R5 Shares Class R5
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R4	Class R5
Management fees			0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	none	none
Other expenses			0.25%	0.25%	0.25%	0.11%	0.25%	0.41%	0.16%
Total annual fund operating expenses			1.15%	1.90%	1.90%	0.76%	1.40%	1.06%	0.81%
[1]	Expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Recovery and Infrastructure Fund Class A, B, C, I, R, R4 and R5 Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	685	920	1,172	1,897
Class B	Class B (if shares are redeemed)	693	897	1,227	2,031
Class C	Class C (if shares are redeemed)	293	597	1,027	2,227
Class I	Class I (whether or not shares are redeemed)	78	243	423	946
Class R	Class R (whether or not shares are redeemed)	143	443	767	1,685
Class R4	Class R4 (whether or not shares are redeemed)	108	337	586	1,299
Class R5	Class R5 (whether or not shares are redeemed)	83	259	450	1,006

Expense Example, No Redemption Columbia Recovery and Infrastructure Fund Class A, B, C, I, R, R4 and R5 Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	193	597	1,027	2,031
Class C	Class C (if shares are not redeemed)	193	597	1,027	2,227

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified mutual fund that generally seeks to invest in infrastructure-related companies that appear to be undervalued or that may be temporarily out of favor, but that Columbia Management Investment Advisers, LLC (the investment manager) believes are entering a period of recovery (i.e., a period in which these infrastructure-related companies have good prospects for growth or capital appreciation). Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities issued by infrastructure-related companies. Infrastructure-related companies are defined as companies that derive at least 50% of their revenues or profits from the ownership, development, construction, operation, utilization or financing of infrastructure-related assets, or have at least 50% of the fair market value of their assets invested in infrastructure-related assets.

Infrastructure assets are the physical structures and networks which provide necessary services to society. Examples of infrastructure-related assets include transportation assets (e.g., roads, bridges, railroads, airports, seaports, tunnels), utility assets (e.g., electric transmission and distribution lines, power generation facilities, broadcast and wireless towers, gas and water distribution facilities, cable and satellite networks) and social assets (e.g., hospitals, schools, stadiums, courthouses). The Fund investments include companies with a direct investment in infrastructure companies and in companies that operate or utilize infrastructure assets (e.g., airlines, automakers, and technology companies) or companies with indirect exposure to infrastructure investment (e.g., suppliers of construction materials). The Fund may invest up to 20% of its assets in securities of issuers that are not infrastructure-related companies including companies that the investment manager believes may be undervalued due to their cyclical nature, market conditions, and/or changes in the economy.

The Fund may invest in companies of any size and may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In addition to investing in individual stocks of companies of any size, the Fund may invest in publicly-traded units of master limited partnerships, real estate investment trusts (REITs), exchange-traded funds (ETFs) and other investment companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

Infrastructure-Related Companies Risk. Because the Fund concentrates its investments in infrastructure-related securities, the Fund has greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited control and limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Real Estate Investment Trust (REIT) Risk. Because of the Fund’s ability to invest in REITs, the Fund is more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to the recognized measure of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +19.92% (quarter ended Dec. 31, 2010).

• Lowest return for a calendar quarter was -15.39% (quarter ended June 30, 2010).

• Class A year-to-date return was +9.63% at March 31, 2011.

Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Recovery and Infrastructure Fund Class A, B, C, I, R, R4 and R5 Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class A	Columbia Recovery and Infrastructure Fund:	Class A — before taxes		23.03%	56.40%	Feb 19, 2009
before taxes Class B	Columbia Recovery and Infrastructure Fund:	Class B — before taxes		24.54%	58.78%	Feb 19, 2009
before taxes Class C	Columbia Recovery and Infrastructure Fund:	Class C — before taxes		28.60%	60.26%	Feb 19, 2009
before taxes Class I	Columbia Recovery and Infrastructure Fund:	Class I — before taxes		31.05%	62.11%	Feb 19, 2009
before taxes Class R	Columbia Recovery and Infrastructure Fund:	Class R — before taxes		30.08%	60.83%	Feb 19, 2009
before taxes Class R4	Columbia Recovery and Infrastructure Fund:	Class R4 — before taxes		30.67%	61.59%	Feb 19, 2009
before taxes Class R5	Columbia Recovery and Infrastructure Fund:	Class R5 — before taxes		30.94%	61.97%	Feb 19, 2009
after taxes on distributions Class A	Columbia Recovery and Infrastructure Fund:	Class A — after taxes on distributions		22.62%	56.02%	Feb 19, 2009
after taxes on distributions and redemption of fund shares Class A	Columbia Recovery and Infrastructure Fund:	Class A — after taxes on distributions and redemption of fund shares		15.22%	48.97%	Feb 19, 2009
S&P 500 Index		S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	15.06%	32.12%	Feb 19, 2009

Columbia Recovery and Infrastructure Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Recovery and Infrastructure Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Recovery and Infrastructure Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Recovery and Infrastructure Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management fees			0.65%
Distribution and/or service (12b-1) fees			none
Other expenses			0.25%
Total annual fund operating expenses			0.90%
[1]	Expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Recovery and Infrastructure Fund Class Z Shares Class Z	Class Z	92	287	499	1,112

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified mutual fund that generally seeks to invest in infrastructure-related companies that appear to be undervalued or that may be temporarily out of favor, but that Columbia Management Investment Advisers, LLC (the investment manager) believes are entering a period of recovery (i.e., a period in which these infrastructure-related companies have good prospects for growth or capital appreciation). Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities issued by infrastructure-related companies. Infrastructure-related companies are defined as companies that derive at least 50% of their revenues or profits from the ownership, development, construction, operation, utilization or financing of infrastructure-related assets, or have at least 50% of the fair market value of their assets invested in infrastructure-related assets.

Infrastructure-related assets are the physical structures and networks which provide necessary services to society. Examples of infrastructure assets include transportation assets (e.g., roads, bridges, railroads, airports, seaports, tunnels), utility assets (e.g., electric transmission and distribution lines, power generation facilities, broadcast and wireless towers, gas and water distribution facilities, cable and satellite networks) and social assets (e.g., hospitals, schools, stadiums, courthouses). The Fund investments include companies with a direct investment in infrastructure companies and in companies that operate or utilize infrastructure assets (e.g., airlines, automakers, and technology companies) or companies with indirect exposure to infrastructure investment (e.g., suppliers of construction materials). The Fund may invest up to 20% of its assets in securities of issuers that are not infrastructure-related companies including companies that the investment manager believes may be undervalued due to their cyclical nature, market conditions, and/or changes in the economy.

The Fund may invest in companies of any size and may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In addition to investing in individual stocks of companies of any size, the Fund may invest in publicly-traded units of master limited partnerships, real estate investment trusts (REITs), exchange-traded funds (ETFs) and other investment companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

Infrastructure-Related Companies Risk. Because the Fund concentrates its investments in infrastructure-related securities, the Fund has greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited control and limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Real Estate Investment Trust (REIT) Risk. Because of the Fund’s ability to invest in REITs, the Fund is susceptible to the risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

Class Z shares have not been in existence for one full calendar year as of the date of this prospectus and therefore performance is not shown. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without sales charges, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +19.92% (quarter ended Dec. 31, 2010).

• Lowest return for a calendar quarter was -15.39% (quarter ended June 30, 2010).

• Class A year-to-date return was +9.63% at March 31, 2011.

Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Recovery and Infrastructure Fund Class Z Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class A	Columbia Recovery and Infrastructure Fund:	Class A — before taxes	[1]		30.54%	61.45%	Feb 19, 2009
after taxes on distributions Class A	Columbia Recovery and Infrastructure Fund:	Class A — after taxes on distributions	[1]		30.10%	61.05%	Feb 19, 2009
after taxes on distributions and redemption of fund shares Class A	Columbia Recovery and Infrastructure Fund:	Class A — after taxes on distributions and redemption of fund shares	[1]		20.12%	53.44%	Feb 19, 2009
S&P 500 Index		S&P 500 Index		(reflects no deduction for fees, expenses or taxes)	15.06%	32.12%	Feb 19, 2009
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without sales charges, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Columbia Retirement Plus 2010 Fund | Class A, C and R Shares
Summary of Columbia Retirement Plus 2010 Fund (2010 Fund)
INVESTMENT OBJECTIVE
The 2010 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2010 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2010 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			1.27%	1.27%	1.27%
Acquired fund fees and expenses			0.70%	0.70%	0.70%
Total annual fund operating expenses			2.22%	2.97%	2.47%
Less: Fee waiver/expense reimbursement	[2]		(1.13%)	(1.13%)	(1.13%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.09%	1.84%	1.34%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.39% for Class A, 1.14% for Class C and 0.64% for Class R.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Retirement Plus 2010 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	680	1,127	1,600	2,904
Class C	Class C (if shares are redeemed)	287	813	1,464	3,214
Class R	Class R (whether or not shares are redeemed)	136	662	1,215	2,726

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2010 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	187	813	1,464	3,214

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current allocation, by actively managing the Fund’s assets during the retirement years (the years after retirement). The Fund is managed for investors planning to retire around 2010, who have retired or who seek to withdraw portions of their investments.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is approximately 38% of its assets in equities, with the equity allocation being reduced gradually, reaching approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2010 Fund	23-53%	47-77%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2010 Fund intends to invest a significant portion of its assets in the fixed income asset class, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +11.73% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -13.45% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +3.53% at March 31, 2011.

Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Retirement Plus 2010 Fund Class A, C and R Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class A	Columbia Retirement Plus 2010 Fund:	Class A — before taxes		4.19%	1.39%	May 18, 2006
before taxes Class R	Columbia Retirement Plus 2010 Fund:	Class R — before taxes		10.28%	0.23%	Dec 11, 2006
after taxes on distributions Class A	Columbia Retirement Plus 2010 Fund:	Class A — after taxes on distributions		3.37%	(0.04%)	May 18, 2006
after taxes on distributions and redemption of fund shares Class A	Columbia Retirement Plus 2010 Fund:	Class A — after taxes on distributions and redemption of fund shares		2.81%	0.43%	May 18, 2006
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%
Russell 3000 Index (Russell 3000) Class A Since inception, 2006-05-18					2.45%	May 18, 2006
Russell 3000 Index (Russell 3000) Class R Since inception, 2006-12-11					(0.21%)	Dec 11, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class A Since inception, 2006-05-18					6.47%	May 18, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class R Since inception, 2006-12-11					5.95%	Dec 11, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE)		Morgan Stanley Capital International EAFE Index (MSCI EAFE)	(reflects no deduction for fees, expenses or taxes)	8.21%
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class A Since inception, 2006-05-18					0.73%	May 18, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class R Since inception, 2006-12-11					(1.79%)	Dec 11, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class A Since inception, 2006-05-18					2.18%	May 18, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class R Since inception, 2006-12-11					1.77%	Dec 11, 2006
Blended 2010 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)		Blended 2010 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)	(reflects no deduction for fees, expenses or taxes)	10.73%
Blended 2010 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class A Since inception, 2006-05-18					4.31%	May 18, 2006
Blended 2010 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class R Since inception, 2006-12-11					2.65%	Dec 11, 2006

The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares
Summary of Columbia Retirement Plus 2015 Fund (2015 Fund)
INVESTMENT OBJECTIVE
The 2015 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2015 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2015 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			0.54%	0.54%	0.54%
Acquired fund fees and expenses			0.72%	0.72%	0.72%
Total annual fund operating expenses			1.51%	2.26%	1.76%
Less: Fee waiver/expense reimbursement	[2]		(0.40%)	(0.40%)	(0.40%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.11%	1.86%	1.36%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.39% for Class A, 1.14% for Class C and 0.64% for Class R.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Retirement Plus 2015 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	682	988	1,317	2,246
Class C	Class C (if shares are redeemed)	289	668	1,175	2,569
Class R	Class R (whether or not shares are redeemed)	138	516	918	2,045

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2015 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	189	668	1,175	2,569

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2015. For example, the 2015 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2015.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 48% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2015 Fund	33-63%	37-67%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2015 Fund intends to invest its assets in equity, fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +12.92% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -15.71% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +3.87% at March 31, 2011.

Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Retirement Plus 2015 Fund Class A, C and R Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class A	Columbia Retirement Plus 2015 Fund:	Class A — before taxes		4.82%	0.72%	May 18, 2006
before taxes Class R	Columbia Retirement Plus 2015 Fund:	Class R — before taxes		10.86%	(0.77%)	Dec 11, 2006
after taxes on distributions Class A	Columbia Retirement Plus 2015 Fund:	Class A — after taxes on distributions		4.14%	(0.44%)	May 18, 2006
after taxes on distributions and redemption of fund shares Class A	Columbia Retirement Plus 2015 Fund:	Class A — after taxes on distributions and redemption of fund shares		3.25%	0.04%	May 18, 2006
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%
Russell 3000 Index (Russell 3000) Class A Since inception, 2006-05-18					2.45%	May 18, 2006
Russell 3000 Index (Russell 3000) Class R Since inception, 2006-12-11					(0.21%)	Dec 11, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class A Since inception, 2006-05-18					6.47%	May 18, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class R Since inception, 2006-12-11					5.95%	Dec 11, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE)		Morgan Stanley Capital International EAFE Index (MSCI EAFE)	(reflects no deduction for fees, expenses or taxes)	8.21%
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class A Since inception, 2006-05-18					0.73%	May 18, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class R Since inception, 2006-12-11					(1.79%)	Dec 11, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class A Since inception, 2006-05-18					2.18%	May 18, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class R Since inception, 2006-12-11					1.77%	Dec 11, 2006
Blended 2015 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)		Blended 2015 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)	(reflects no deduction for fees, expenses or taxes)	11.49%
Blended 2015 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class A Since inception, 2006-05-18					3.86%	May 18, 2006
Blended 2015 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class R Since inception, 2006-12-11					1.99%	Dec 11, 2006

The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares
Summary of Columbia Retirement Plus 2020 Fund (2020 Fund)
INVESTMENT OBJECTIVE
The 2020 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2020 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2020 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			0.51%	0.51%	0.51%
Acquired fund fees and expenses			0.74%	0.74%	0.74%
Total annual fund operating expenses			1.50%	2.25%	1.75%
Less: Fee waiver/expense reimbursement	[2]		(0.37%)	(0.37%)	(0.37%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.13%	1.88%	1.38%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.39% for Class A, 1.14% for Class C and 0.64% for Class R.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Retirement Plus 2020 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	684	988	1,314	2,238
Class C	Class C (if shares are redeemed)	291	668	1,172	2,561
Class R	Class R (whether or not shares are redeemed)	140	515	915	2,037

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2020 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	191	668	1,172	2,561

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2020. For example, the 2020 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2020.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 54% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2020 Fund	39-69%	31-61%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2020 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +13.49% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -17.28% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +4.29% at March 31, 2011.

Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Retirement Plus 2020 Fund Class A, C and R Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class A	Columbia Retirement Plus 2020 Fund:	Class A — before taxes		5.64%	0.10%	May 18, 2006
before taxes Class R	Columbia Retirement Plus 2020 Fund:	Class R — before taxes		11.65%	(1.56%)	Dec 11, 2006
after taxes on distributions Class A	Columbia Retirement Plus 2020 Fund:	Class A — after taxes on distributions		5.06%	(1.12%)	May 18, 2006
after taxes on distributions and redemption of fund shares Class A	Columbia Retirement Plus 2020 Fund:	Class A — after taxes on distributions and redemption of fund shares		3.79%	(0.50%)	May 18, 2006
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%
Russell 3000 Index (Russell 3000) Class A Since inception, 2006-05-18					2.45%	May 18, 2006
Russell 3000 Index (Russell 3000) Class R Since inception, 2006-12-11					(0.21%)	Dec 11, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class A Since inception, 2006-05-18					6.47%	May 18, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class R Since inception, 2006-12-11					5.95%	Dec 11, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE)		Morgan Stanley Capital International EAFE Index (MSCI EAFE)	(reflects no deduction for fees, expenses or taxes)	8.21%
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class A Since inception, 2006-05-18					0.73%	May 18, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class R Since inception, 2006-12-11					(1.79%)	Dec 11, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class A Since inception, 2006-05-18					2.18%	May 18, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class R Since inception, 2006-12-11					1.77%	Dec 11, 2006
Blended 2020 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)		Blended 2020 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)	(reflects no deduction for fees, expenses or taxes)	12.33%
Blended 2020 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class A Since inception, 2006-05-18					3.41%	May 18, 2006
Blended 2020 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class R Since inception, 2006-12-11					1.31%	Dec 11, 2006

The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares
Summary of Columbia Retirement Plus 2025 Fund (2025 Fund)
INVESTMENT OBJECTIVE
The 2025 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2025 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2025 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			0.43%	0.43%	0.43%
Acquired fund fees and expenses			0.76%	0.76%	0.76%
Total annual fund operating expenses			1.44%	2.19%	1.69%
Less: Fee waiver/expense reimbursement	[2]		(0.29%)	(0.29%)	(0.29%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.15%	1.90%	1.40%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.39% for Class A, 1.14% for Class C and 0.64% for Class R.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Retirement Plus 2025 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	685	978	1,292	2,181
Class C	Class C (if shares are redeemed)	293	658	1,149	2,506
Class R	Class R (whether or not shares are redeemed)	143	505	892	1,979

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2025 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	193	658	1,149	2,506

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2025. For example, the 2025 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2025.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 59% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2025 Fund	44-74%	26-56%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks Of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2025 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +14.09% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -18.19% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +4.86% at March 31, 2011.

Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Retirement Plus 2025 Fund Class A, C and R Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class A	Columbia Retirement Plus 2025 Fund:	Class A — before taxes		6.26%	(0.42%)	May 18, 2006
before taxes Class R	Columbia Retirement Plus 2025 Fund:	Class R — before taxes		12.29%	(2.08%)	Dec 11, 2006
after taxes on distributions Class A	Columbia Retirement Plus 2025 Fund:	Class A — after taxes on distributions		5.73%	(1.41%)	May 18, 2006
after taxes on distributions and redemption of fund shares Class A	Columbia Retirement Plus 2025 Fund:	Class A — after taxes on distributions and redemption of fund shares		4.24%	(0.80%)	May 18, 2006
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%
Russell 3000 Index (Russell 3000) Class A Since inception, 2006-05-18					2.45%	May 18, 2006
Russell 3000 Index (Russell 3000) Class R Since inception, 2006-12-11					(0.21%)	Dec 11, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class A Since inception, 2006-05-18					6.47%	May 18, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class R Since inception, 2006-12-11					5.95%	Dec 11, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE)		Morgan Stanley Capital International EAFE Index (MSCI EAFE)	(reflects no deduction for fees, expenses or taxes)	8.21%
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class A Since inception, 2006-05-18					0.73%	May 18, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class R Since inception, 2006-12-11					(1.79%)	Dec 11, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class A Since inception, 2006-05-18					2.18%	May 18, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class R Since inception, 2006-12-11					1.77%	Dec 11, 2006
Blended 2025 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)		Blended 2025 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)	(reflects no deduction for fees, expenses or taxes)	13.12%
Blended 2025 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class A Since inception, 2006-05-18					3.13%	May 18, 2006
Blended 2025 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class R Since inception, 2006-12-11					0.95%	Dec 11, 2006

The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares
Summary of Columbia Retirement Plus 2030 Fund (2030 Fund)
INVESTMENT OBJECTIVE
The 2030 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2030 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2030 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			0.45%	0.45%	0.45%
Acquired fund fees and expenses			0.77%	0.77%	0.77%
Total annual fund operating expenses			1.47%	2.22%	1.72%
Less: Fee waiver/expense reimbursement	[2]		(0.31%)	(0.31%)	(0.31%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.16%	1.91%	1.41%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.39% for Class A, 1.14% for Class C and 0.64% for Class R.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Retirement Plus 2030 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	686	985	1,305	2,211
Class C	Class C (if shares are redeemed)	294	665	1,163	2,535
Class R	Class R (whether or not shares are redeemed)	144	512	905	2,010

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2030 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	194	665	1,163	2,535

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2030. For example, the 2030 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2030.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 64% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
(Target Allocation Range – Under Normal Market Conditions)*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2030 Fund	49-79%	21-51%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2030 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +14.20% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -18.29% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +4.82% at March 31, 2011.

Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Retirement Plus 2030 Fund Class A, C and R Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class A	Columbia Retirement Plus 2030 Fund:	Class A — before taxes		6.32%	(0.29%)	May 18, 2006
before taxes Class R	Columbia Retirement Plus 2030 Fund:	Class R — before taxes		12.35%	(2.04%)	Dec 11, 2006
after taxes on distributions Class A	Columbia Retirement Plus 2030 Fund:	Class A — after taxes on distributions		5.89%	(1.27%)	May 18, 2006
after taxes on distributions and redemption of fund shares Class A	Columbia Retirement Plus 2030 Fund:	Class A — after taxes on distributions and redemption of fund shares		4.24%	(0.69%)	May 18, 2006
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%
Russell 3000 Index (Russell 3000) Class A Since inception, 2006-05-18					2.45%	May 18, 2006
Russell 3000 Index (Russell 3000) Class R Since inception, 2006-12-11					(0.21%)	Dec 11, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class A Since inception, 2006-05-18					6.47%	May 18, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class R Since inception, 2006-12-11					5.95%	Dec 11, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE)		Morgan Stanley Capital International EAFE Index (MSCI EAFE)	(reflects no deduction for fees, expenses or taxes)	8.21%
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class A Since inception, 2006-05-18					0.73%	May 18, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class R Since inception, 2006-12-11					(1.79%)	Dec 11, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class A Since inception, 2006-05-18					2.18%	May 18, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class R Since inception, 2006-12-11					1.77%	Dec 11, 2006
Blended 2030 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)		Blended 2030 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)	(reflects no deduction for fees, expenses or taxes)	13.35%
Blended 2030 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class A Since inception, 2006-05-18					3.18%	May 18, 2006
Blended 2030 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class R Since inception, 2006-12-11					1.00%	Dec 11, 2006

The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares
Summary of Columbia Retirement Plus 2035 Fund (2035 Fund)
INVESTMENT OBJECTIVE
The 2035 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2035 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2035 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			0.57%	0.57%	0.57%
Acquired fund fees and expenses			0.77%	0.77%	0.77%
Total annual fund operating expenses			1.59%	2.34%	1.84%
Less: Fee waiver/expense reimbursement	[2]		(0.43%)	(0.43%)	(0.43%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.16%	1.91%	1.41%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.39% for Class A, 1.14% for Class C and 0.64% for Class R.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Retirement Plus 2035 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	686	1,009	1,354	2,326
Class C	Class C (if shares are redeemed)	294	690	1,212	2,648
Class R	Class R (whether or not shares are redeemed)	144	537	957	2,129

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2035 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	194	690	1,212	2,648

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2035. For example, the 2035 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2035.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 69% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range — Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2035 Fund	54-84%	16-46%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2035 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +14.02% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -18.20% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +4.88% at March 31, 2011.

Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Retirement Plus 2035 Fund Class A, C and R Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class A	Columbia Retirement Plus 2035 Fund:	Class A — before taxes		6.49%	(0.45%)	May 18, 2006
before taxes Class R	Columbia Retirement Plus 2035 Fund:	Class R — before taxes		12.54%	(2.04%)	Dec 11, 2006
after taxes on distributions Class A	Columbia Retirement Plus 2035 Fund:	Class A — after taxes on distributions		6.02%	(1.45%)	May 18, 2006
after taxes on distributions and redemption of fund shares Class A	Columbia Retirement Plus 2035 Fund:	Class A — after taxes on distributions and redemption of fund shares		4.37%	(0.83%)	May 18, 2006
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%
Russell 3000 Index (Russell 3000) Class A Since inception, 2006-05-18					2.45%	May 18, 2006
Russell 3000 Index (Russell 3000) Class R Since inception, 2006-12-11					(0.21%)	Dec 11, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class A Since inception, 2006-05-18					6.47%	May 18, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class R Since inception, 2006-12-11					5.95%	Dec 11, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE)		Morgan Stanley Capital International EAFE Index (MSCI EAFE)	(reflects no deduction for fees, expenses or taxes)	8.21%
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class A Since inception, 2006-05-18					0.73%	May 18, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class R Since inception, 2006-12-11					(1.79%)	Dec 11, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class A Since inception, 2006-05-18					2.18%	May 18, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class R Since inception, 2006-12-11					1.77%	Dec 11, 2006
Blended 2035 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)		Blended 2035 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)	(reflects no deduction for fees, expenses or taxes)	13.35%
Blended 2035 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class A Since inception, 2006-05-18					3.18%	May 18, 2006
Blended 2035 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class R Since inception, 2006-12-11					1.00%	Dec 11, 2006

The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares
Summary of Columbia Retirement Plus 2040 Fund (2040 Fund)
INVESTMENT OBJECTIVE
The 2040 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2040 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2040 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			0.75%	0.75%	0.75%
Acquired fund fees and expenses			0.77%	0.77%	0.77%
Total annual fund operating expenses			1.77%	2.52%	2.02%
Less: Fee waiver/expense reimbursement	[2]		(0.61%)	(0.61%)	(0.61%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.16%	1.91%	1.41%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.39% for Class A, 1.14% for Class C and 0.64% for Class R.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Retirement Plus 2040 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	686	1,045	1,426	2,497
Class C	Class C (if shares are redeemed)	294	727	1,287	2,814
Class R	Class R (whether or not shares are redeemed)	144	575	1,033	2,305

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2040 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	194	727	1,287	2,814

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2040. For example, the 2040 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2040.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 74% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range — Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2040 Fund	59-89%	11-41%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2040 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +14.15% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -18.17% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +5.02% at March 31, 2011.

Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Retirement Plus 2040 Fund Class A, C and R Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class A	Columbia Retirement Plus 2040 Fund:	Class A — before taxes		6.41%	(0.28%)	May 18, 2006
before taxes Class R	Columbia Retirement Plus 2040 Fund:	Class R — before taxes		12.53%	(1.98%)	Dec 11, 2006
after taxes on distributions Class A	Columbia Retirement Plus 2040 Fund:	Class A — after taxes on distributions		5.98%	(1.51%)	May 18, 2006
after taxes on distributions and redemption of fund shares Class A	Columbia Retirement Plus 2040 Fund:	Class A — after taxes on distributions and redemption of fund shares		4.31%	(0.80%)	May 18, 2006
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%
Russell 3000 Index (Russell 3000) Class A Since inception, 2006-05-18					2.45%	May 18, 2006
Russell 3000 Index (Russell 3000) Class R Since inception, 2006-12-11					(0.21%)	Dec 11, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class A Since inception, 2006-05-18					6.47%	May 18, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class R Since inception, 2006-12-11					5.95%	Dec 11, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE)		Morgan Stanley Capital International EAFE Index (MSCI EAFE)	(reflects no deduction for fees, expenses or taxes)	8.21%
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class A Since inception, 2006-05-18					0.73%	May 18, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class R Since inception, 2006-12-11					(1.79%)	Dec 11, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class A Since inception, 2006-05-18					2.18%	May 18, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class R Since inception, 2006-12-11					1.77%	Dec 11, 2006
Blended 2040 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)		Blended 2040 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)	(reflects no deduction for fees, expenses or taxes)	13.35%
Blended 2040 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class A Since inception, 2006-05-18					3.18%	May 18, 2006
Blended 2040 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class R Since inception, 2006-12-11					1.00%	Dec 11, 2006

The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares
Summary of Columbia Retirement Plus 2045 Fund (2045 Fund)
INVESTMENT OBJECTIVE
The 2045 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2045 Fund Class A, C, R and R4 Shares	Class A	Class C	Class R	Class R4
Shareholder Fees Column [Text]	Class A	Class C	Class R	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none	none

Annual Fund Operating Expenses Columbia Retirement Plus 2045 Fund		Class A, C, R and R4 Shares	Class A, C, R and R4 Shares Class A	Class A, C, R and R4 Shares Class C	Class A, C, R and R4 Shares Class R	Class A, C, R and R4 Shares Class R4
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class C	Class R	Class R4
Management fees			none	none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%	none
Other expenses			0.84%	0.84%	0.84%	1.09%
Acquired fund fees and expenses			0.78%	0.78%	0.78%	0.78%
Total annual fund operating expenses			1.87%	2.62%	2.12%	1.87%
Less: Fee waiver/expense reimbursement	[2]		(0.70%)	(0.70%)	(0.70%)	(0.77%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.17%	1.92%	1.42%	1.10%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.39% for Class A, 1.14% for Class C, 0.64% for Class R and 0.32% for Class R4.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Retirement Plus 2045 Fund Class A, C, R and R4 Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	687	1,065	1,468	2,591
Class C	Class C (if shares are redeemed)	295	748	1,329	2,906
Class R	Class R (whether or not shares are redeemed)	145	597	1,076	2,402
Class R4	Class R4 (whether or not shares are redeemed)	112	513	941	2,133

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2045 Fund Class A, C, R and R4 Shares Class C	Class C (if shares are not redeemed)	195	748	1,329	2,906

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2045. For example, the 2045 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2045.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 79% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range — Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2045 Fund	64-94%	6-36%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2045 Fund intends to invest a significant portion of its assets in equity asset classes and a portion fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +14.15% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -18.40% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +5.02% at March 31, 2011.

Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Retirement Plus 2045 Fund Class A, C, R and R4 Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class A	Columbia Retirement Plus 2045 Fund:	Class A — before taxes		6.66%	(0.36%)	May 18, 2006
before taxes Class R	Columbia Retirement Plus 2045 Fund:	Class R — before taxes		12.57%	(2.04%)	Dec 11, 2006
before taxes Class R4	Columbia Retirement Plus 2045 Fund:	Class R4 — before taxes		13.25%	(1.53%)	Dec 11, 2006
after taxes on distributions Class A	Columbia Retirement Plus 2045 Fund:	Class A — after taxes on distributions		6.24%	(1.45%)	May 18, 2006
after taxes on distributions and redemption of fund shares Class A	Columbia Retirement Plus 2045 Fund:	Class A — after taxes on distributions and redemption of fund shares		4.47%	(0.82%)	May 18, 2006
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%
Russell 3000 Index (Russell 3000) Class A Since inception, 2006-05-18					2.45%	May 18, 2006
Russell 3000 Index (Russell 3000) Class R & R4 Since inception, 2006-12-11					(0.21%)	Dec 11, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class A Since inception, 2006-05-18					6.47%	May 18, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class R & R4 Since inception, 2006-12-11					5.95%	Dec 11, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE)		Morgan Stanley Capital International EAFE Index (MSCI EAFE)	(reflects no deduction for fees, expenses or taxes)	8.21%
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class A Since inception, 2006-05-18					0.73%	May 18, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class R & R4 Since inception, 2006-12-11					(1.79%)	Dec 11, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class A Since inception, 2006-05-18					2.18%	May 18, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class R & R4 Since inception, 2006-12-11					1.77%	Dec 11, 2006
Blended 2045 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)		Blended 2045 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)	(reflects no deduction for fees, expenses or taxes)	13.35%
Blended 2045 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class A Since inception, 2006-05-18					3.18%	May 18, 2006
Blended 2045 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class R & R4 Since inception, 2006-12-11					1.00%	Dec 11, 2006

The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.

Columbia Retirement Plus 2010 Fund
Summary of Columbia Retirement Plus 2010 Fund (2010 Fund)
INVESTMENT OBJECTIVE
The 2010 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Retirement Plus 2010 Fund Class Z Shares Columbia Retirement Plus 2010 Fund Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Retirement Plus 2010 Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses			1.27%
Acquired fund fees and expenses			0.70%
Total annual fund operating expenses			1.97%
Less: Fee waiver/expense reimbursement	[2]		(1.13%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.84%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.14% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2010 Fund Class Z Shares Class Z	Class Z	86	509	959	2,210

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current allocation, by actively managing the Fund’s assets during the retirement years (the years after retirement). The Fund is managed for investors planning to retire around 2010, who have retired or who seek to withdraw portions of their investments.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is approximately 38% of its assets in equities, with the equity allocation being reduced gradually, reaching approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2010 Fund	23-53%	47-77%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2010 Fund intends to invest a significant portion of its assets in the fixed income asset class, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class Z performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Class Z shares, prior to September 7, 2010 known as Class Y, are not subject to a sales charge.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class Z shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS Z ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +11.77% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -13.39% (quarter ended Dec. 31, 2008).

• Class Z year-to-date return was +3.59% at March 31, 2011.

Average Annual Total Returns (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Retirement Plus 2010 Fund Class Z Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class Z	Columbia Retirement Plus 2010 Fund	Class Z — before taxes		10.75%	2.89%	May 18, 2006
after taxes on distributions Class Z	Columbia Retirement Plus 2010 Fund	Class Z — after taxes on distributions		9.81%	1.38%	May 18, 2006
after taxes on distributions and redemption of fund shares Class Z	Columbia Retirement Plus 2010 Fund	Class Z — after taxes on distributions and redemption of fund shares		7.09%	1.67%	May 18, 2006
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%	2.45%	May 18, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%	6.47%	May 18, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE)		Morgan Stanley Capital International EAFE Index (MSCI EAFE)	(reflects no deduction for fees, expenses or taxes)	8.21%	0.73%	May 18, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%	2.18%	May 18, 2006
Blended 2010 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)		Blended 2010 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)	(reflects no deduction for fees, expenses or taxes)	10.73%	4.31%	May 18, 2006

The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2015 Fund
Summary of Columbia Retirement Plus 2015 Fund (2015 Fund)
INVESTMENT OBJECTIVE
The 2015 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Retirement Plus 2015 Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Retirement Plus 2015 Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses			0.54%
Acquired fund fees and expenses			0.72%
Total annual fund operating expenses			1.26%
Less: Fee waiver/expense reimbursement	[2]		(0.40%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.86%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.14% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2015 Fund Class Z Shares Class Z	Class Z	88	360	654	1,493

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2015. For example, the 2015 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2015.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 48% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2015 Fund	33-63%	37-67%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2015 Fund intends to invest its assets in equity, fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class Z performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Class Z shares, prior to September 7, 2010 known as Class Y, are not subject to a sales charge.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class Z shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS Z ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +12.87% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was –15.57% (quarter ended Dec. 31, 2008).

• Class Z year-to-date return was +3.97% at March 31, 2011.

Average Annual Total Returns (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Retirement Plus 2015 Fund Class Z Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class Z	Columbia Retirement Plus 2015 Fund:	Class Z — before taxes		11.38%	2.21%	May 18, 2006
after taxes on distributions Class Z	Columbia Retirement Plus 2015 Fund:	Class Z — after taxes on distributions		10.60%	0.99%	May 18, 2006
after taxes on distributions and redemption of fund shares Class Z	Columbia Retirement Plus 2015 Fund:	Class Z — after taxes on distributions and redemption of fund shares		7.53%	1.27%	May 18, 2006
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%	2.45%	May 18, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%	6.47%	May 18, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE)		Morgan Stanley Capital International EAFE Index (MSCI EAFE)	(reflects no deduction for fees, expenses or taxes)	8.21%	0.73%	May 18, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%	2.18%	May 18, 2006
Blended 2015 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)		Blended 2015 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)	(reflects no deduction for fees, expenses or taxes)	11.49%	3.86%	May 18, 2006

The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2020 Fund
Summary of Columbia Retirement Plus 2020 Fund (2020 Fund)
INVESTMENT OBJECTIVE
The 2020 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Retirement Plus 2020 Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Retirement Plus 2020 Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses			0.51%
Acquired fund fees and expenses			0.74%
Total annual fund operating expenses			1.25%
Less: Fee waiver/expense reimbursement	[2]		(0.37%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.88%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.14% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2020 Fund Class Z Shares Class Z	Class Z	90	360	652	1,484

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2020. For example, the 2020 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2020.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 54% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2020 Fund	39-69%	31-61%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2020 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class Z performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Class Z shares, prior to September 7, 2010 known as Class Y, are not subject to a sales charge.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class Z shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS Z ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +13.58% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was –17.36% (quarter ended Dec. 31, 2008).

• Class Z year-to-date return was +4.38% at March 31, 2011.

Average Annual Total Returns (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Retirement Plus 2020 Fund Class Z Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class Z	Columbia Retirement Plus 2020 Fund	Class Z — before taxes		12.36%	1.61%	May 18, 2006
after taxes on distributions Class Z	Columbia Retirement Plus 2020 Fund	Class Z — after taxes on distributions		11.70%	0.34%	May 18, 2006
after taxes on distributions and redemption of fund shares Class Z	Columbia Retirement Plus 2020 Fund	Class Z — after taxes on distributions and redemption of fund shares		8.18%	0.76%	May 18, 2006
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%	2.45%	May 18, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%	6.47%	May 18, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE)		Morgan Stanley Capital International EAFE Index (MSCI EAFE)	(reflects no deduction for fees, expenses or taxes)	8.21%	0.73%	May 18, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%	2.18%	May 18, 2006
Blended 2020 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)		Blended 2020 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)	(reflects no deduction for fees, expenses or taxes)	12.33%	3.41%	May 18, 2006

The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2025 Fund
Summary of Columbia Retirement Plus 2025 Fund (2025 Fund)
INVESTMENT OBJECTIVE
The 2025 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Retirement Plus 2025 Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Retirement Plus 2025 Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses			0.43%
Acquired fund fees and expenses			0.76%
Total annual fund operating expenses			1.19%
Less: Fee waiver/expense reimbursement	[2]		(0.29%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.90%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.14% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2025 Fund Class Z Shares Class Z	Class Z	92	349	627	1,422

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2025. For example, the 2025 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2025.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 59% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2025 Fund	44-74%	26-56%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks Of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2025 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class Z performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Class Z shares, prior to September 7, 2010 known as Class Y, are not subject to a sales charge.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class Z shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS Z ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +14.01% (quarter ended June 30, 2009).

• Lowest return for a calendar quarter was –18.23% (quarter ended Sept. 30, 2008).

• Class Z year-to-date return was +4.95% at March 31, 2011.

Average Annual Total Returns (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Retirement Plus 2025 Fund Class Z Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class Z	Columbia Retirement Plus 2025 Fund:	Class Z — before taxes		12.95%	1.09%	May 18, 2006
after taxes on distributions Class Z	Columbia Retirement Plus 2025 Fund:	Class Z — after taxes on distributions		12.35%	0.05%	May 18, 2006
after taxes on distributions and redemption of fund shares Class Z	Columbia Retirement Plus 2025 Fund:	Class Z — after taxes on distributions and redemption of fund shares		8.61%	0.46%	May 18, 2006
Russell 3000 Index (Russell 3000)		Russell 3000®Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%	2.45%	May 18, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%	6.47%	May 18, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE)		Morgan Stanley Capital International EAFE Index (MSCI EAFE)	(reflects no deduction for fees, expenses or taxes)	8.21%	0.73%	May 18, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%	2.18%	May 18, 2006
Blended 2025 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)		Blended 2025 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)	(reflects no deduction for fees, expenses or taxes)	13.12%	3.13%	May 18, 2006

The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2030 Fund
Summary of Columbia Retirement Plus 2030 Fund (2030 Fund)
INVESTMENT OBJECTIVE
The 2030 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Retirement Plus 2030 Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Retirement Plus 2030 Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses			0.45%
Acquired fund fees and expenses			0.77%
Total annual fund operating expenses			1.22%
Less: Fee waiver/expense reimbursement	[2]		(0.31%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.91%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.14% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2030 Fund Class Z Shares Class Z	Class Z	93	357	642	1,455

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2030. For example, the 2030 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2030.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 64% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2030 Fund	49-79%	21-51%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2030 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class Z performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Class Z shares, prior to September 7, 2010 known as Class Y, are not subject to a sales charge.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class Z shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS Z ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +14.14% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was –18.19% (quarter ended Dec. 31, 2008).

• Class Z year-to-date return was +4.94% at March 31, 2011.

Average Annual Total Returns (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Retirement Plus 2030 Fund Class Z Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class Z	Columbia Retirement Plus 2030 Fund:	Class Z — before taxes		13.08%	1.21%	May 18, 2006
after taxes on distributions Class Z	Columbia Retirement Plus 2030 Fund:	Class Z — after taxes on distributions		12.55%	0.05%	May 18, 2006
after taxes on distributions and redemption of fund shares Class Z	Columbia Retirement Plus 2030 Fund:	Class Z — after taxes on distributions and redemption of fund shares		8.66%	0.54%	May 18, 2006
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%	2.45%	May 18, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%	6.47%	May 18, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE)		Morgan Stanley Capital International EAFE Index (MSCI EAFE)	(reflects no deduction for fees, expenses or taxes)	8.21%	0.73%	May 18, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%	2.18%	May 18, 2006
Blended 2030 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)		Blended 2030 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)	(reflects no deduction for fees, expenses or taxes)	13.35%	3.18%	May 18, 2006

The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2035 Fund
Summary of Columbia Retirement Plus 2035 Fund (2035 Fund)
INVESTMENT OBJECTIVE
The 2035 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Retirement Plus 2035 Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Retirement Plus 2035 Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses			0.57%
Acquired fund fees and expenses			0.77%
Total annual fund operating expenses			1.34%
Less: Fee waiver/expense reimbursement	[2]		(0.43%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.91%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.14% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2035 Fund Class Z Shares Class Z	Class Z	93	382	694	1,580

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2035. For example, the 2035 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2035.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 69% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2035 Fund	54-84%	16-46%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2035 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class Z performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Class Z shares, prior to September 7, 2010 known as Class Y, are not subject to a sales charge.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class Z shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS Z ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +14.13% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was –18.24% (quarter ended Dec. 31, 2008).

• Class Z year-to-date return was +4.98% at March 31, 2011.

Average Annual Total Returns (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Retirement Plus 2035 Fund Class Z Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class Z	Columbia Retirement Plus 2035 Fund:	Class Z — before taxes		13.09%	1.06%	May 18, 2006
after taxes on distributions Class Z	Columbia Retirement Plus 2035 Fund:	Class Z — after taxes on distributions		12.56%	(0.01%)	May 18, 2006
after taxes on distributions and redemption of fund shares Class Z	Columbia Retirement Plus 2035 Fund:	Class Z — after taxes on distributions and redemption of fund shares		8.68%	0.41%	May 18, 2006
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%	2.45%	May 18, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%	6.47%	May 18, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE)		Morgan Stanley Capital International EAFE Index (MSCI EAFE)	(reflects no deduction for fees, expenses or taxes)	8.21%	0.73%	May 18, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%	2.18%	May 18, 2006
Blended 2035 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)		Blended 2035 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)	(reflects no deduction for fees, expenses or taxes)	13.35%	3.18%	May 18, 2006

The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2040 Fund
Summary of Columbia Retirement Plus 2040 Fund (2040 Fund)
INVESTMENT OBJECTIVE
The 2040 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Retirement Plus 2040 Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Retirement Plus 2040 Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses			0.75%
Acquired fund fees and expenses			0.77%
Total annual fund operating expenses			1.52%
Less: Fee waiver/expense reimbursement	[2]		(0.61%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.91%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.14% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2040 Fund Class Z Shares Class Z	Class Z	93	421	772	1,766

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2040. For example, the 2040 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2040.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 74% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2040 Fund	59-89%	11-41%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2040 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class Z performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Class Z shares, prior to September 7, 2010 known as Class Y, are not subject to a sales charge.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class Z shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS Z ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +14.24% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -18.22% (quarter ended Dec. 31, 2008).

• Class Z year-to-date return was +4.99% at March 31, 2011.

Average Annual Total Returns (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Retirement Plus 2040 Fund Class Z Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class Z	Columbia Retirement Plus 2040 Fund:	Class Z — before taxes		13.21%	1.24%	May 18, 2006
after taxes on distributions Class Z	Columbia Retirement Plus 2040 Fund:	Class Z — after taxes on distributions		12.70%	(0.50%)	May 18, 2006
after taxes on distributions and redemption of fund shares Class Z	Columbia Retirement Plus 2040 Fund:	Class Z — after taxes on distributions and redemption of fund shares		8.76%	0.45%	May 18, 2006
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%	2.45%	May 18, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%	6.47%	May 18, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE)		Morgan Stanley Capital International EAFE Index (MSCI EAFE)	(reflects no deduction for fees, expenses or taxes)	8.21%	0.73%	May 18, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%	2.18%	May 18, 2006
Blended 2040 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)		Blended 2040 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)	(reflects no deduction for fees, expenses or taxes)	13.35%	3.18%	May 18, 2006

The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2045 Fund
Summary of Columbia Retirement Plus 2045 Fund (2045 Fund)
INVESTMENT OBJECTIVE
The 2045 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Retirement Plus 2045 Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Retirement Plus 2045 Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses			0.84%
Acquired fund fees and expenses			0.78%
Total annual fund operating expenses			1.62%
Less: Fee waiver/expense reimbursement	[2]		(0.70%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.92%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.14% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2045 Fund Class Z Shares Class Z	Class Z	94	443	816	1,869

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2045. For example, the 2045 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2045.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 79% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how each Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2045 Fund	64-94%	6-36%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2045 Fund intends to invest a significant portion of its assets in equity asset classes and a portion fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class Z performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Class Z shares, prior to September 7, 2010 known as Class Y, are not subject to a sales charge.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class Z shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS Z ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +14.09% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -18.41% (quarter ended Dec. 31, 2008).

• Class Z year-to-date return was +5.13% at March 31, 2011.

Average Annual Total Returns (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Retirement Plus 2045 Fund Class Z Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class Z	Columbia Retirement Plus 2045 Fund:	Class Z — before taxes		13.30%	1.13%	May 18, 2006
after taxes on distributions Class Z	Columbia Retirement Plus 2045 Fund:	Class Z — after taxes on distributions		12.82%	(0.02%)	May 18, 2006
after taxes on distributions and redemption of fund shares Class Z	Columbia Retirement Plus 2045 Fund:	Class Z — after taxes on distributions and redemption of fund shares		8.82%	0.41%	May 18, 2006
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%	2.45%	May 18, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%	6.47%	May 18, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE)		Morgan Stanley Capital International EAFE Index (MSCI EAFE)	(reflects no deduction for fees, expenses or taxes)	8.21%	0.73%	May 18, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%	2.18%	May 18, 2006
Blended 2045 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)		Blended 2045 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)	(reflects no deduction for fees, expenses or taxes)	13.35%	3.18%	May 18, 2006

The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 29, 2011
Prospectus Date	rr_ProspectusDate	Jun 29, 2011
Columbia 120/20 Contrarian Equity Fund | Class A, B, C and I Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia 120/20 Contrarian Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.17 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.17 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities. In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager) will hold long positions and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. To complete the short sale transaction, the Fund buys back the same security in the market and returns it to the lender. If the price of the security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund expects to maintain an approximate net 100% long asset exposure to the equity market (long market exposure minus short market exposure), targeting 110% to 120% long exposure and 10% to 20% short exposure. Actual exposure will vary over time based on factors such as market movements and the investment manager’s assessment of market conditions. Based on these factors, the Fund’s long exposure may range between 80% and 120%, and the Fund’s short exposure may range between 0% and 20%. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In addition to individual stocks, the investment manager may use exchange traded funds (ETFs), and certain derivative instruments, including total return equity swaps. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities), to hedge existing long or short positions, and to increase investment flexibility. Actual exposure (long and short) will vary over time.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives. A fund that takes both long and short positions presents increased risk.

Counterparty Risk. Counterparty risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, including making payments to the Fund, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Derivatives Risk — Total Return Equity Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating Leverage Risk) and are subject to Counterparty Credit Risk, Pricing Risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can also create an interest or other transactional expense that may lower the Fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Short Selling Risk. The Fund may make short sales, which involves selling a security or other asset the Fund does not own in anticipation that the security’s price will decline. Short positions introduce more risk to the Fund than long positions (where the Fund owns the security) because the maximum sustainable loss on an instrument purchased (held long) is limited to the amount paid for the instrument plus the transaction costs, whereas there is no maximum price of the shorted security when purchased in the open market. Therefore, in theory, securities sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions (see Leverage Risk).

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to the recognized measure of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to the recognized measure of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

• Highest return for a calendar quarter was +18.78% (quarter ended June 30, 2009).

• Lowest return for a calendar quarter was -24.82% (quarter ended Dec. 13, 2008).

• Class A year-to-date return was +3.82% at March 31, 2011.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Columbia 120/20 Contrarian Equity Fund | Class A, B, C and I Shares | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.64%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.19%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	689
3 years	rr_ExpenseExampleYear03	1,011
5 years	rr_ExpenseExampleYear05	1,356
10 years	rr_ExpenseExampleYear10	2,329
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(43.67%)
2009	rr_AnnualReturn2009	42.73%
2010	rr_AnnualReturn2010	15.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 13, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.82%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.82%
Columbia 120/20 Contrarian Equity Fund | Class A, B, C and I Shares | Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.64%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.34%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.94%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	697
3 years	rr_ExpenseExampleYear03	993
5 years	rr_ExpenseExampleYear05	1,415
10 years	rr_ExpenseExampleYear10	2,462
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	197
3 years	rr_ExpenseExampleNoRedemptionYear03	693
5 years	rr_ExpenseExampleNoRedemptionYear05	1,215
10 years	rr_ExpenseExampleNoRedemptionYear10	2,462
Columbia 120/20 Contrarian Equity Fund | Class A, B, C and I Shares | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.64%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.34%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.94%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	297
3 years	rr_ExpenseExampleYear03	693
5 years	rr_ExpenseExampleYear05	1,215
10 years	rr_ExpenseExampleYear10	2,650
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	197
3 years	rr_ExpenseExampleNoRedemptionYear03	693
5 years	rr_ExpenseExampleNoRedemptionYear05	1,215
10 years	rr_ExpenseExampleNoRedemptionYear10	2,650
Columbia 120/20 Contrarian Equity Fund | Class A, B, C and I Shares | Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.86%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	354
5 years	rr_ExpenseExampleYear05	641
10 years	rr_ExpenseExampleYear10	1,461
Columbia 120/20 Contrarian Equity Fund | Class A, B, C and I Shares | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia 120/20 Contrarian Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes
1 year	rr_AverageAnnualReturnYear01	9.21%
Since inception	rr_AverageAnnualReturnSinceInception	(6.16%)
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2007
Columbia 120/20 Contrarian Equity Fund | Class A, B, C and I Shares | before taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia 120/20 Contrarian Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class B — before taxes
1 year	rr_AverageAnnualReturnYear01	9.91%
Since inception	rr_AverageAnnualReturnSinceInception	(6.01%)
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2007
Columbia 120/20 Contrarian Equity Fund | Class A, B, C and I Shares | before taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia 120/20 Contrarian Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class C — before taxes
1 year	rr_AverageAnnualReturnYear01	13.89%
Since inception	rr_AverageAnnualReturnSinceInception	(5.13%)
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2007
Columbia 120/20 Contrarian Equity Fund | Class A, B, C and I Shares | before taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia 120/20 Contrarian Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class I — before taxes
1 year	rr_AverageAnnualReturnYear01	16.02%
Since inception	rr_AverageAnnualReturnSinceInception	(4.13%)
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2007
Columbia 120/20 Contrarian Equity Fund | Class A, B, C and I Shares | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia 120/20 Contrarian Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	9.01%
Since inception	rr_AverageAnnualReturnSinceInception	(6.52%)
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2007
Columbia 120/20 Contrarian Equity Fund | Class A, B, C and I Shares | after taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia 120/20 Contrarian Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	6.23%
Since inception	rr_AverageAnnualReturnSinceInception	(5.36%)
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2007
Columbia 120/20 Contrarian Equity Fund | Class A, B, C and I Shares | Russell 3000 Index (Russell 3000)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.93%
Since inception	rr_AverageAnnualReturnSinceInception	(3.28%)
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2007
Columbia 120/20 Contrarian Equity Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia 120/20 Contrarian Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities. In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager), will hold long positions and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. To complete the short sale transaction, the Fund buys back the same security in the market and returns it to the lender. If the price of the security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund expects to maintain an approximate net 100% long asset exposure to the equity market (long market exposure minus short market exposure), targeting 110% to 120% long exposure and 10% to 20% short exposure. Actual exposure will vary over time based on factors such as market movements and the investment manager’s assessment of market conditions. Based on these factors, the Fund’s long exposure may range between 80% and 120%, and the Fund’s short exposure may range between 0% and 20%. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In addition to individual stocks, the investment manager may use exchange traded funds (ETFs), and certain derivative instruments, including total return equity swaps. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities), to hedge existing long or short positions, and to increase investment flexibility. Actual exposure (long and short) will vary over time.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives. A fund that takes both long and short positions presents increased risk.

Counterparty Risk. Counterparty risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, including making payments to the Fund, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Derivatives Risk — Total Return Equity Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating Leverage Risk) and are subject to Counterparty Credit Risk, Pricing Risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through the Fund’s ownership of the ETF.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund’s assets that are used as collateral to secure the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can also create an interest or other transactional expenses that may lower the Fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate sometimes rapidly and unpredictably.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Short Selling Risk. The Fund may make short sales, which involves selling a security or other asset the Fund does not own in anticipation that the security’s price will decline. Short positions introduce more risk to the Fund than long positions (where the Fund owns the security) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum price of the shorted security when purchased in the open market. Therefore, in theory, securities sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions. (See Leverage Risk).

Small and Mid-sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares have not been in existence for one full calendar year as of the date of this prospectus and therefore performance is not shown. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class Z shares have not been in existence for one full calendar year as of the date of this prospectus and therefore performance is not shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without sales charges, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

• Highest return for a calendar quarter was +18.78% (quarter ended June 30, 2009).

• Lowest return for a calendar quarter was -24.82% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +3.82% at March 31, 2011.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Columbia 120/20 Contrarian Equity Fund | Class Z Shares | Class A
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(43.67%)	[3]
2009	rr_AnnualReturn2009	42.73%	[3]
2010	rr_AnnualReturn2010	15.87%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.82%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.82%
Columbia 120/20 Contrarian Equity Fund | Class Z Shares | Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.64%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.94%	[4]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	96
3 years	rr_ExpenseExampleYear03	385
5 years	rr_ExpenseExampleYear05	697
10 years	rr_ExpenseExampleYear10	1,583
Columbia 120/20 Contrarian Equity Fund | Class Z Shares | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia 120/20 Contrarian Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes	[3]
1 year	rr_AverageAnnualReturnYear01	15.87%
Since inception	rr_AverageAnnualReturnSinceInception	(4.41%)
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2007
Columbia 120/20 Contrarian Equity Fund | Class Z Shares | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia 120/20 Contrarian Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions	[3]
1 year	rr_AverageAnnualReturnYear01	15.66%
Since inception	rr_AverageAnnualReturnSinceInception	(4.77%)
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2007
Columbia 120/20 Contrarian Equity Fund | Class Z Shares | after taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia 120/20 Contrarian Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares	[3]
1 year	rr_AverageAnnualReturnYear01	10.57%
Since inception	rr_AverageAnnualReturnSinceInception	(3.91%)
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2007
Columbia 120/20 Contrarian Equity Fund | Class Z Shares | Russell 3000 Index (Russell 3000)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.93%
Since inception	rr_AverageAnnualReturnSinceInception	(3.28%)
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2007
Columbia Recovery and Infrastructure Fund | Class A, B, C, I, R, R4 and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Recovery and Infrastructure Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.17 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.17 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a non-diversified mutual fund that generally seeks to invest in infrastructure-related companies that appear to be undervalued or that may be temporarily out of favor, but that Columbia Management Investment Advisers, LLC (the investment manager) believes are entering a period of recovery (i.e., a period in which these infrastructure-related companies have good prospects for growth or capital appreciation). Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities issued by infrastructure-related companies. Infrastructure-related companies are defined as companies that derive at least 50% of their revenues or profits from the ownership, development, construction, operation, utilization or financing of infrastructure-related assets, or have at least 50% of the fair market value of their assets invested in infrastructure-related assets.

Infrastructure assets are the physical structures and networks which provide necessary services to society. Examples of infrastructure-related assets include transportation assets (e.g., roads, bridges, railroads, airports, seaports, tunnels), utility assets (e.g., electric transmission and distribution lines, power generation facilities, broadcast and wireless towers, gas and water distribution facilities, cable and satellite networks) and social assets (e.g., hospitals, schools, stadiums, courthouses). The Fund investments include companies with a direct investment in infrastructure companies and in companies that operate or utilize infrastructure assets (e.g., airlines, automakers, and technology companies) or companies with indirect exposure to infrastructure investment (e.g., suppliers of construction materials). The Fund may invest up to 20% of its assets in securities of issuers that are not infrastructure-related companies including companies that the investment manager believes may be undervalued due to their cyclical nature, market conditions, and/or changes in the economy.

The Fund may invest in companies of any size and may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In addition to investing in individual stocks of companies of any size, the Fund may invest in publicly-traded units of master limited partnerships, real estate investment trusts (REITs), exchange-traded funds (ETFs) and other investment companies.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

Infrastructure-Related Companies Risk. Because the Fund concentrates its investments in infrastructure-related securities, the Fund has greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited control and limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Real Estate Investment Trust (REIT) Risk. Because of the Fund’s ability to invest in REITs, the Fund is more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to the recognized measure of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to the recognized measure of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

• Highest return for a calendar quarter was +19.92% (quarter ended Dec. 31, 2010).

• Lowest return for a calendar quarter was -15.39% (quarter ended June 30, 2010).

• Class A year-to-date return was +9.63% at March 31, 2011.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Columbia Recovery and Infrastructure Fund | Class A, B, C, I, R, R4 and R5 Shares | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	920
5 years	rr_ExpenseExampleYear05	1,172
10 years	rr_ExpenseExampleYear10	1,897
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	30.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.39%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.63%
Columbia Recovery and Infrastructure Fund | Class A, B, C, I, R, R4 and R5 Shares | Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.90%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	693
3 years	rr_ExpenseExampleYear03	897
5 years	rr_ExpenseExampleYear05	1,227
10 years	rr_ExpenseExampleYear10	2,031
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	597
5 years	rr_ExpenseExampleNoRedemptionYear05	1,027
10 years	rr_ExpenseExampleNoRedemptionYear10	2,031
Columbia Recovery and Infrastructure Fund | Class A, B, C, I, R, R4 and R5 Shares | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.90%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	293
3 years	rr_ExpenseExampleYear03	597
5 years	rr_ExpenseExampleYear05	1,027
10 years	rr_ExpenseExampleYear10	2,227
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	597
5 years	rr_ExpenseExampleNoRedemptionYear05	1,027
10 years	rr_ExpenseExampleNoRedemptionYear10	2,227
Columbia Recovery and Infrastructure Fund | Class A, B, C, I, R, R4 and R5 Shares | Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	243
5 years	rr_ExpenseExampleYear05	423
10 years	rr_ExpenseExampleYear10	946
Columbia Recovery and Infrastructure Fund | Class A, B, C, I, R, R4 and R5 Shares | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	443
5 years	rr_ExpenseExampleYear05	767
10 years	rr_ExpenseExampleYear10	1,685
Columbia Recovery and Infrastructure Fund | Class A, B, C, I, R, R4 and R5 Shares | Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	108
3 years	rr_ExpenseExampleYear03	337
5 years	rr_ExpenseExampleYear05	586
10 years	rr_ExpenseExampleYear10	1,299
Columbia Recovery and Infrastructure Fund | Class A, B, C, I, R, R4 and R5 Shares | Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	83
3 years	rr_ExpenseExampleYear03	259
5 years	rr_ExpenseExampleYear05	450
10 years	rr_ExpenseExampleYear10	1,006
Columbia Recovery and Infrastructure Fund | Class A, B, C, I, R, R4 and R5 Shares | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Recovery and Infrastructure Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes
1 year	rr_AverageAnnualReturnYear01	23.03%
Since inception	rr_AverageAnnualReturnSinceInception	56.40%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2009
Columbia Recovery and Infrastructure Fund | Class A, B, C, I, R, R4 and R5 Shares | before taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Recovery and Infrastructure Fund:
Label	rr_AverageAnnualReturnLabel	Class B — before taxes
1 year	rr_AverageAnnualReturnYear01	24.54%
Since inception	rr_AverageAnnualReturnSinceInception	58.78%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2009
Columbia Recovery and Infrastructure Fund | Class A, B, C, I, R, R4 and R5 Shares | before taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Recovery and Infrastructure Fund:
Label	rr_AverageAnnualReturnLabel	Class C — before taxes
1 year	rr_AverageAnnualReturnYear01	28.60%
Since inception	rr_AverageAnnualReturnSinceInception	60.26%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2009
Columbia Recovery and Infrastructure Fund | Class A, B, C, I, R, R4 and R5 Shares | before taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Recovery and Infrastructure Fund:
Label	rr_AverageAnnualReturnLabel	Class I — before taxes
1 year	rr_AverageAnnualReturnYear01	31.05%
Since inception	rr_AverageAnnualReturnSinceInception	62.11%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2009
Columbia Recovery and Infrastructure Fund | Class A, B, C, I, R, R4 and R5 Shares | before taxes | Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Recovery and Infrastructure Fund:
Label	rr_AverageAnnualReturnLabel	Class R — before taxes
1 year	rr_AverageAnnualReturnYear01	30.08%
Since inception	rr_AverageAnnualReturnSinceInception	60.83%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2009
Columbia Recovery and Infrastructure Fund | Class A, B, C, I, R, R4 and R5 Shares | before taxes | Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Recovery and Infrastructure Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 — before taxes
1 year	rr_AverageAnnualReturnYear01	30.67%
Since inception	rr_AverageAnnualReturnSinceInception	61.59%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2009
Columbia Recovery and Infrastructure Fund | Class A, B, C, I, R, R4 and R5 Shares | before taxes | Class R5
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Recovery and Infrastructure Fund:
Label	rr_AverageAnnualReturnLabel	Class R5 — before taxes
1 year	rr_AverageAnnualReturnYear01	30.94%
Since inception	rr_AverageAnnualReturnSinceInception	61.97%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2009
Columbia Recovery and Infrastructure Fund | Class A, B, C, I, R, R4 and R5 Shares | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Recovery and Infrastructure Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	22.62%
Since inception	rr_AverageAnnualReturnSinceInception	56.02%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2009
Columbia Recovery and Infrastructure Fund | Class A, B, C, I, R, R4 and R5 Shares | after taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Recovery and Infrastructure Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	15.22%
Since inception	rr_AverageAnnualReturnSinceInception	48.97%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2009
Columbia Recovery and Infrastructure Fund | Class A, B, C, I, R, R4 and R5 Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.06%
Since inception	rr_AverageAnnualReturnSinceInception	32.12%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2009
Columbia Recovery and Infrastructure Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Recovery and Infrastructure Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a non-diversified mutual fund that generally seeks to invest in infrastructure-related companies that appear to be undervalued or that may be temporarily out of favor, but that Columbia Management Investment Advisers, LLC (the investment manager) believes are entering a period of recovery (i.e., a period in which these infrastructure-related companies have good prospects for growth or capital appreciation). Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities issued by infrastructure-related companies. Infrastructure-related companies are defined as companies that derive at least 50% of their revenues or profits from the ownership, development, construction, operation, utilization or financing of infrastructure-related assets, or have at least 50% of the fair market value of their assets invested in infrastructure-related assets.

Infrastructure-related assets are the physical structures and networks which provide necessary services to society. Examples of infrastructure assets include transportation assets (e.g., roads, bridges, railroads, airports, seaports, tunnels), utility assets (e.g., electric transmission and distribution lines, power generation facilities, broadcast and wireless towers, gas and water distribution facilities, cable and satellite networks) and social assets (e.g., hospitals, schools, stadiums, courthouses). The Fund investments include companies with a direct investment in infrastructure companies and in companies that operate or utilize infrastructure assets (e.g., airlines, automakers, and technology companies) or companies with indirect exposure to infrastructure investment (e.g., suppliers of construction materials). The Fund may invest up to 20% of its assets in securities of issuers that are not infrastructure-related companies including companies that the investment manager believes may be undervalued due to their cyclical nature, market conditions, and/or changes in the economy.

The Fund may invest in companies of any size and may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In addition to investing in individual stocks of companies of any size, the Fund may invest in publicly-traded units of master limited partnerships, real estate investment trusts (REITs), exchange-traded funds (ETFs) and other investment companies.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

Infrastructure-Related Companies Risk. Because the Fund concentrates its investments in infrastructure-related securities, the Fund has greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited control and limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Real Estate Investment Trust (REIT) Risk. Because of the Fund’s ability to invest in REITs, the Fund is susceptible to the risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares have not been in existence for one full calendar year as of the date of this prospectus and therefore performance is not shown. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class Z shares have not been in existence for one full calendar year as of the date of this prospectus and therefore performance is not shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without sales charges, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

• Highest return for a calendar quarter was +19.92% (quarter ended Dec. 31, 2010).

• Lowest return for a calendar quarter was -15.39% (quarter ended June 30, 2010).

• Class A year-to-date return was +9.63% at March 31, 2011.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Columbia Recovery and Infrastructure Fund | Class Z Shares | Class A
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	30.54%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.39%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.63%
Columbia Recovery and Infrastructure Fund | Class Z Shares | Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	287
5 years	rr_ExpenseExampleYear05	499
10 years	rr_ExpenseExampleYear10	1,112
Columbia Recovery and Infrastructure Fund | Class Z Shares | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Recovery and Infrastructure Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes	[3]
1 year	rr_AverageAnnualReturnYear01	30.54%
Since inception	rr_AverageAnnualReturnSinceInception	61.45%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2009
Columbia Recovery and Infrastructure Fund | Class Z Shares | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Recovery and Infrastructure Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions	[3]
1 year	rr_AverageAnnualReturnYear01	30.10%
Since inception	rr_AverageAnnualReturnSinceInception	61.05%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2009
Columbia Recovery and Infrastructure Fund | Class Z Shares | after taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Recovery and Infrastructure Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares	[3]
1 year	rr_AverageAnnualReturnYear01	20.12%
Since inception	rr_AverageAnnualReturnSinceInception	53.44%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2009
Columbia Recovery and Infrastructure Fund | Class Z Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.06%
Since inception	rr_AverageAnnualReturnSinceInception	32.12%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2009
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Retirement Plus 2010 Fund (2010 Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The 2010 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current allocation, by actively managing the Fund’s assets during the retirement years (the years after retirement). The Fund is managed for investors planning to retire around 2010, who have retired or who seek to withdraw portions of their investments.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is approximately 38% of its assets in equities, with the equity allocation being reduced gradually, reaching approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2010 Fund	23-53%	47-77%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2010 Fund intends to invest a significant portion of its assets in the fixed income asset class, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

• Highest return for a calendar quarter was +11.73% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -13.45% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +3.53% at March 31, 2011.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.27%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.22%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.09%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	680
3 years	rr_ExpenseExampleYear03	1,127
5 years	rr_ExpenseExampleYear05	1,600
10 years	rr_ExpenseExampleYear10	2,904
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	5.55%
2008	rr_AnnualReturn2008	(27.38%)
2009	rr_AnnualReturn2009	19.53%
2010	rr_AnnualReturn2010	10.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.45%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.53%
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.27%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.97%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.84%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	287
3 years	rr_ExpenseExampleYear03	813
5 years	rr_ExpenseExampleYear05	1,464
10 years	rr_ExpenseExampleYear10	3,214
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	187
3 years	rr_ExpenseExampleNoRedemptionYear03	813
5 years	rr_ExpenseExampleNoRedemptionYear05	1,464
10 years	rr_ExpenseExampleNoRedemptionYear10	3,214
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	1.27%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.47%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.34%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	136
3 years	rr_ExpenseExampleYear03	662
5 years	rr_ExpenseExampleYear05	1,215
10 years	rr_ExpenseExampleYear10	2,726
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2010 Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes
1 year	rr_AverageAnnualReturnYear01	4.19%
Since inception	rr_AverageAnnualReturnSinceInception	1.39%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares | before taxes | Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2010 Fund:
Label	rr_AverageAnnualReturnLabel	Class R — before taxes
1 year	rr_AverageAnnualReturnYear01	10.28%
Since inception	rr_AverageAnnualReturnSinceInception	0.23%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2010 Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	3.37%
Since inception	rr_AverageAnnualReturnSinceInception	(0.04%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares | after taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2010 Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	2.81%
Since inception	rr_AverageAnnualReturnSinceInception	0.43%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares | Russell 3000 Index (Russell 3000)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (Russell 3000)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.93%
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares | Russell 3000 Index (Russell 3000) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares | Russell 3000 Index (Russell 3000) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	(0.21%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	5.95%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares | Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.21%
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares | Morgan Stanley Capital International EAFE Index (MSCI EAFE) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	0.73%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares | Morgan Stanley Capital International EAFE Index (MSCI EAFE) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	(1.79%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.13%
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	1.77%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares | Blended 2010 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 2010 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	10.73%
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares | Blended 2010 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.31%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares | Blended 2010 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	2.65%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Class Z Shares | Columbia Retirement Plus 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Retirement Plus 2010 Fund (2010 Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The 2010 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current allocation, by actively managing the Fund’s assets during the retirement years (the years after retirement). The Fund is managed for investors planning to retire around 2010, who have retired or who seek to withdraw portions of their investments.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is approximately 38% of its assets in equities, with the equity allocation being reduced gradually, reaching approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2010 Fund	23-53%	47-77%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2010 Fund intends to invest a significant portion of its assets in the fixed income asset class, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class Z performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Class Z shares, prior to September 7, 2010 known as Class Y, are not subject to a sales charge.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class Z shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class Z performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class Z shares, prior to September 7, 2010 known as Class Y, are not subject to a sales charge.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class Z shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS Z ANNUAL TOTAL RETURNS
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

• Highest return for a calendar quarter was +11.77% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -13.39% (quarter ended Dec. 31, 2008).

• Class Z year-to-date return was +3.59% at March 31, 2011.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Class Z Shares | Columbia Retirement Plus 2010 Fund | Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.27%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.97%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.84%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	86
3 years	rr_ExpenseExampleYear03	509
5 years	rr_ExpenseExampleYear05	959
10 years	rr_ExpenseExampleYear10	2,210
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	5.68%
2008	rr_AnnualReturn2008	(27.18%)
2009	rr_AnnualReturn2009	19.72%
2010	rr_AnnualReturn2010	10.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.39%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.59%
Class Z Shares | Columbia Retirement Plus 2010 Fund | before taxes | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2010 Fund
Label	rr_AverageAnnualReturnLabel	Class Z — before taxes
1 year	rr_AverageAnnualReturnYear01	10.75%
Since inception	rr_AverageAnnualReturnSinceInception	2.89%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2010 Fund | after taxes on distributions | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2010 Fund
Label	rr_AverageAnnualReturnLabel	Class Z — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	9.81%
Since inception	rr_AverageAnnualReturnSinceInception	1.38%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2010 Fund | after taxes on distributions and redemption of fund shares | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2010 Fund
Label	rr_AverageAnnualReturnLabel	Class Z — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	7.09%
Since inception	rr_AverageAnnualReturnSinceInception	1.67%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2010 Fund | Russell 3000 Index (Russell 3000)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (Russell 3000)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.93%
Since inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2010 Fund | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
Since inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2010 Fund | Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.21%
Since inception	rr_AverageAnnualReturnSinceInception	0.73%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2010 Fund | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.13%
Since inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2010 Fund | Blended 2010 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 2010 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	10.73%
Since inception	rr_AverageAnnualReturnSinceInception	4.31%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Retirement Plus 2015 Fund (2015 Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The 2015 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2015. For example, the 2015 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2015.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 48% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2015 Fund	33-63%	37-67%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2015 Fund intends to invest its assets in equity, fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

• Highest return for a calendar quarter was +12.92% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -15.71% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +3.87% at March 31, 2011.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.54%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.11%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	682
3 years	rr_ExpenseExampleYear03	988
5 years	rr_ExpenseExampleYear05	1,317
10 years	rr_ExpenseExampleYear10	2,246
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	5.69%
2008	rr_AnnualReturn2008	(31.17%)
2009	rr_AnnualReturn2009	20.25%
2010	rr_AnnualReturn2010	11.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.71%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.87%
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.54%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.26%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.86%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	289
3 years	rr_ExpenseExampleYear03	668
5 years	rr_ExpenseExampleYear05	1,175
10 years	rr_ExpenseExampleYear10	2,569
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	189
3 years	rr_ExpenseExampleNoRedemptionYear03	668
5 years	rr_ExpenseExampleNoRedemptionYear05	1,175
10 years	rr_ExpenseExampleNoRedemptionYear10	2,569
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.54%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.76%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.36%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	138
3 years	rr_ExpenseExampleYear03	516
5 years	rr_ExpenseExampleYear05	918
10 years	rr_ExpenseExampleYear10	2,045
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2015 Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes
1 year	rr_AverageAnnualReturnYear01	4.82%
Since inception	rr_AverageAnnualReturnSinceInception	0.72%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares | before taxes | Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2015 Fund:
Label	rr_AverageAnnualReturnLabel	Class R — before taxes
1 year	rr_AverageAnnualReturnYear01	10.86%
Since inception	rr_AverageAnnualReturnSinceInception	(0.77%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2015 Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	4.14%
Since inception	rr_AverageAnnualReturnSinceInception	(0.44%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares | after taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2015 Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	3.25%
Since inception	rr_AverageAnnualReturnSinceInception	0.04%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares | Russell 3000 Index (Russell 3000)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (Russell 3000)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.93%
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares | Russell 3000 Index (Russell 3000) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares | Russell 3000 Index (Russell 3000) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	(0.21%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	5.95%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares | Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.21%
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares | Morgan Stanley Capital International EAFE Index (MSCI EAFE) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	0.73%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares | Morgan Stanley Capital International EAFE Index (MSCI EAFE) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	(1.79%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.13%
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	1.77%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares | Blended 2015 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 2015 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	11.49%
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares | Blended 2015 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	3.86%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares | Blended 2015 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	1.99%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Class Z Shares | Columbia Retirement Plus 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Retirement Plus 2015 Fund (2015 Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The 2015 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2015. For example, the 2015 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2015.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 48% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2015 Fund	33-63%	37-67%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2015 Fund intends to invest its assets in equity, fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class Z performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Class Z shares, prior to September 7, 2010 known as Class Y, are not subject to a sales charge.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class Z shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class Z performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class Z shares, prior to September 7, 2010 known as Class Y, are not subject to a sales charge.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class Z shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS Z ANNUAL TOTAL RETURNS
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

• Highest return for a calendar quarter was +12.87% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was –15.57% (quarter ended Dec. 31, 2008).

• Class Z year-to-date return was +3.97% at March 31, 2011.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Class Z Shares | Columbia Retirement Plus 2015 Fund | Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.54%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.86%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	360
5 years	rr_ExpenseExampleYear05	654
10 years	rr_ExpenseExampleYear10	1,493
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	5.95%
2008	rr_AnnualReturn2008	(31.02%)
2009	rr_AnnualReturn2009	20.47%
2010	rr_AnnualReturn2010	11.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.57%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.97%
Class Z Shares | Columbia Retirement Plus 2015 Fund | before taxes | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2015 Fund:
Label	rr_AverageAnnualReturnLabel	Class Z — before taxes
1 year	rr_AverageAnnualReturnYear01	11.38%
Since inception	rr_AverageAnnualReturnSinceInception	2.21%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2015 Fund | after taxes on distributions | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2015 Fund:
Label	rr_AverageAnnualReturnLabel	Class Z — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	10.60%
Since inception	rr_AverageAnnualReturnSinceInception	0.99%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2015 Fund | after taxes on distributions and redemption of fund shares | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2015 Fund:
Label	rr_AverageAnnualReturnLabel	Class Z — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	7.53%
Since inception	rr_AverageAnnualReturnSinceInception	1.27%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2015 Fund | Russell 3000 Index (Russell 3000)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (Russell 3000)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.93%
Since inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2015 Fund | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
Since inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2015 Fund | Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.21%
Since inception	rr_AverageAnnualReturnSinceInception	0.73%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2015 Fund | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.13%
Since inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2015 Fund | Blended 2015 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 2015 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	11.49%
Since inception	rr_AverageAnnualReturnSinceInception	3.86%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Retirement Plus 2020 Fund (2020 Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The 2020 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2020. For example, the 2020 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2020.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 54% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2020 Fund	39-69%	31-61%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2020 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

• Highest return for a calendar quarter was +13.49% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -17.28% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +4.29% at March 31, 2011.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.51%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.13%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	684
3 years	rr_ExpenseExampleYear03	988
5 years	rr_ExpenseExampleYear05	1,314
10 years	rr_ExpenseExampleYear10	2,238
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	6.03%
2008	rr_AnnualReturn2008	(34.25%)
2009	rr_AnnualReturn2009	20.54%
2010	rr_AnnualReturn2010	12.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.28%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.29%
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.51%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.25%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.88%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	291
3 years	rr_ExpenseExampleYear03	668
5 years	rr_ExpenseExampleYear05	1,172
10 years	rr_ExpenseExampleYear10	2,561
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	191
3 years	rr_ExpenseExampleNoRedemptionYear03	668
5 years	rr_ExpenseExampleNoRedemptionYear05	1,172
10 years	rr_ExpenseExampleNoRedemptionYear10	2,561
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.51%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.75%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.38%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	140
3 years	rr_ExpenseExampleYear03	515
5 years	rr_ExpenseExampleYear05	915
10 years	rr_ExpenseExampleYear10	2,037
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2020 Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes
1 year	rr_AverageAnnualReturnYear01	5.64%
Since inception	rr_AverageAnnualReturnSinceInception	0.10%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares | before taxes | Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2020 Fund:
Label	rr_AverageAnnualReturnLabel	Class R — before taxes
1 year	rr_AverageAnnualReturnYear01	11.65%
Since inception	rr_AverageAnnualReturnSinceInception	(1.56%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2020 Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	5.06%
Since inception	rr_AverageAnnualReturnSinceInception	(1.12%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares | after taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2020 Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	3.79%
Since inception	rr_AverageAnnualReturnSinceInception	(0.50%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares | Russell 3000 Index (Russell 3000)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (Russell 3000)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.93%
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares | Russell 3000 Index (Russell 3000) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares | Russell 3000 Index (Russell 3000) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	(0.21%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	5.95%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares | Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.21%
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares | Morgan Stanley Capital International EAFE Index (MSCI EAFE) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	0.73%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares | Morgan Stanley Capital International EAFE Index (MSCI EAFE) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	(1.79%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.13%
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	1.77%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares | Blended 2020 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 2020 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	12.33%
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares | Blended 2020 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	3.41%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares | Blended 2020 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	1.31%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Class Z Shares | Columbia Retirement Plus 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Retirement Plus 2020 Fund (2020 Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The 2020 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2020. For example, the 2020 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2020.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 54% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2020 Fund	39-69%	31-61%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2020 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class Z performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Class Z shares, prior to September 7, 2010 known as Class Y, are not subject to a sales charge.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class Z shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class Z performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class Z shares, prior to September 7, 2010 known as Class Y, are not subject to a sales charge.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class Z shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS Z ANNUAL TOTAL RETURNS
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

• Highest return for a calendar quarter was +13.58% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was –17.36% (quarter ended Dec. 31, 2008).

• Class Z year-to-date return was +4.38% at March 31, 2011.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Class Z Shares | Columbia Retirement Plus 2020 Fund | Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.51%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.88%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	90
3 years	rr_ExpenseExampleYear03	360
5 years	rr_ExpenseExampleYear05	652
10 years	rr_ExpenseExampleYear10	1,484
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	6.23%
2008	rr_AnnualReturn2008	(34.18%)
2009	rr_AnnualReturn2009	20.83%
2010	rr_AnnualReturn2010	12.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.36%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.38%
Class Z Shares | Columbia Retirement Plus 2020 Fund | before taxes | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2020 Fund
Label	rr_AverageAnnualReturnLabel	Class Z — before taxes
1 year	rr_AverageAnnualReturnYear01	12.36%
Since inception	rr_AverageAnnualReturnSinceInception	1.61%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2020 Fund | after taxes on distributions | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2020 Fund
Label	rr_AverageAnnualReturnLabel	Class Z — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	11.70%
Since inception	rr_AverageAnnualReturnSinceInception	0.34%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2020 Fund | after taxes on distributions and redemption of fund shares | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2020 Fund
Label	rr_AverageAnnualReturnLabel	Class Z — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	8.18%
Since inception	rr_AverageAnnualReturnSinceInception	0.76%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2020 Fund | Russell 3000 Index (Russell 3000)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (Russell 3000)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.93%
Since inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2020 Fund | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
Since inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2020 Fund | Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.21%
Since inception	rr_AverageAnnualReturnSinceInception	0.73%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2020 Fund | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.13%
Since inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2020 Fund | Blended 2020 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 2020 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	12.33%
Since inception	rr_AverageAnnualReturnSinceInception	3.41%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Retirement Plus 2025 Fund (2025 Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The 2025 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2025. For example, the 2025 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2025.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 59% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2025 Fund	44-74%	26-56%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks Of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2025 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

• Highest return for a calendar quarter was +14.09% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -18.19% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +4.86% at March 31, 2011.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.15%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	978
5 years	rr_ExpenseExampleYear05	1,292
10 years	rr_ExpenseExampleYear10	2,181
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	5.73%
2008	rr_AnnualReturn2008	(35.76%)
2009	rr_AnnualReturn2009	20.21%
2010	rr_AnnualReturn2010	12.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.19%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.86%
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.19%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.90%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	293
3 years	rr_ExpenseExampleYear03	658
5 years	rr_ExpenseExampleYear05	1,149
10 years	rr_ExpenseExampleYear10	2,506
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	658
5 years	rr_ExpenseExampleNoRedemptionYear05	1,149
10 years	rr_ExpenseExampleNoRedemptionYear10	2,506
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.69%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.40%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	505
5 years	rr_ExpenseExampleYear05	892
10 years	rr_ExpenseExampleYear10	1,979
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2025 Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes
1 year	rr_AverageAnnualReturnYear01	6.26%
Since inception	rr_AverageAnnualReturnSinceInception	(0.42%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares | before taxes | Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2025 Fund:
Label	rr_AverageAnnualReturnLabel	Class R — before taxes
1 year	rr_AverageAnnualReturnYear01	12.29%
Since inception	rr_AverageAnnualReturnSinceInception	(2.08%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2025 Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	5.73%
Since inception	rr_AverageAnnualReturnSinceInception	(1.41%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares | after taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2025 Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	4.24%
Since inception	rr_AverageAnnualReturnSinceInception	(0.80%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares | Russell 3000 Index (Russell 3000)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (Russell 3000)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.93%
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares | Russell 3000 Index (Russell 3000) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares | Russell 3000 Index (Russell 3000) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	(0.21%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	5.95%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares | Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.21%
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares | Morgan Stanley Capital International EAFE Index (MSCI EAFE) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	0.73%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares | Morgan Stanley Capital International EAFE Index (MSCI EAFE) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	(1.79%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.13%
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	1.77%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares | Blended 2025 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 2025 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.12%
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares | Blended 2025 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	3.13%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares | Blended 2025 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	0.95%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Class Z Shares | Columbia Retirement Plus 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Retirement Plus 2025 Fund (2025 Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The 2025 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2025. For example, the 2025 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2025.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 59% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2025 Fund	44-74%	26-56%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks Of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2025 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class Z performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Class Z shares, prior to September 7, 2010 known as Class Y, are not subject to a sales charge.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class Z shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class Z performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class Z shares, prior to September 7, 2010 known as Class Y, are not subject to a sales charge.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class Z shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS Z ANNUAL TOTAL RETURNS
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

• Highest return for a calendar quarter was +14.01% (quarter ended June 30, 2009).

• Lowest return for a calendar quarter was –18.23% (quarter ended Sept. 30, 2008).

• Class Z year-to-date return was +4.95% at March 31, 2011.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Class Z Shares | Columbia Retirement Plus 2025 Fund | Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.43%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.90%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	349
5 years	rr_ExpenseExampleYear05	627
10 years	rr_ExpenseExampleYear10	1,422
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	5.97%
2008	rr_AnnualReturn2008	(35.66%)
2009	rr_AnnualReturn2009	20.48%
2010	rr_AnnualReturn2010	12.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.23%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.95%
Class Z Shares | Columbia Retirement Plus 2025 Fund | before taxes | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2025 Fund:
Label	rr_AverageAnnualReturnLabel	Class Z — before taxes
1 year	rr_AverageAnnualReturnYear01	12.95%
Since inception	rr_AverageAnnualReturnSinceInception	1.09%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2025 Fund | after taxes on distributions | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2025 Fund:
Label	rr_AverageAnnualReturnLabel	Class Z — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	12.35%
Since inception	rr_AverageAnnualReturnSinceInception	0.05%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2025 Fund | after taxes on distributions and redemption of fund shares | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2025 Fund:
Label	rr_AverageAnnualReturnLabel	Class Z — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	8.61%
Since inception	rr_AverageAnnualReturnSinceInception	0.46%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2025 Fund | Russell 3000 Index (Russell 3000)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000®Index (Russell 3000)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.93%
Since inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2025 Fund | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
Since inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2025 Fund | Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.21%
Since inception	rr_AverageAnnualReturnSinceInception	0.73%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2025 Fund | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.13%
Since inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2025 Fund | Blended 2025 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 2025 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.12%
Since inception	rr_AverageAnnualReturnSinceInception	3.13%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Retirement Plus 2030 Fund (2030 Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The 2030 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2030. For example, the 2030 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2030.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 64% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
(Target Allocation Range – Under Normal Market Conditions)*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2030 Fund	49-79%	21-51%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2030 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

• Highest return for a calendar quarter was +14.20% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -18.29% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +4.82% at March 31, 2011.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.16%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	686
3 years	rr_ExpenseExampleYear03	985
5 years	rr_ExpenseExampleYear05	1,305
10 years	rr_ExpenseExampleYear10	2,211
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	5.79%
2008	rr_AnnualReturn2008	(35.82%)
2009	rr_AnnualReturn2009	20.35%
2010	rr_AnnualReturn2010	12.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.29%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.82%
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.22%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.91%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	294
3 years	rr_ExpenseExampleYear03	665
5 years	rr_ExpenseExampleYear05	1,163
10 years	rr_ExpenseExampleYear10	2,535
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	194
3 years	rr_ExpenseExampleNoRedemptionYear03	665
5 years	rr_ExpenseExampleNoRedemptionYear05	1,163
10 years	rr_ExpenseExampleNoRedemptionYear10	2,535
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.41%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	144
3 years	rr_ExpenseExampleYear03	512
5 years	rr_ExpenseExampleYear05	905
10 years	rr_ExpenseExampleYear10	2,010
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2030 Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes
1 year	rr_AverageAnnualReturnYear01	6.32%
Since inception	rr_AverageAnnualReturnSinceInception	(0.29%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares | before taxes | Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2030 Fund:
Label	rr_AverageAnnualReturnLabel	Class R — before taxes
1 year	rr_AverageAnnualReturnYear01	12.35%
Since inception	rr_AverageAnnualReturnSinceInception	(2.04%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2030 Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	5.89%
Since inception	rr_AverageAnnualReturnSinceInception	(1.27%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares | after taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2030 Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	4.24%
Since inception	rr_AverageAnnualReturnSinceInception	(0.69%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares | Russell 3000 Index (Russell 3000)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (Russell 3000)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.93%
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares | Russell 3000 Index (Russell 3000) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares | Russell 3000 Index (Russell 3000) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	(0.21%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	5.95%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares | Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.21%
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares | Morgan Stanley Capital International EAFE Index (MSCI EAFE) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	0.73%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares | Morgan Stanley Capital International EAFE Index (MSCI EAFE) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	(1.79%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.13%
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	1.77%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares | Blended 2030 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 2030 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.35%
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares | Blended 2030 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	3.18%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares | Blended 2030 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	1.00%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Class Z Shares | Columbia Retirement Plus 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Retirement Plus 2030 Fund (2030 Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The 2030 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2030. For example, the 2030 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2030.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 64% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2030 Fund	49-79%	21-51%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2030 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class Z performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Class Z shares, prior to September 7, 2010 known as Class Y, are not subject to a sales charge.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class Z shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class Z performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class Z shares, prior to September 7, 2010 known as Class Y, are not subject to a sales charge.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class Z shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS Z ANNUAL TOTAL RETURNS
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

• Highest return for a calendar quarter was +14.14% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was –18.19% (quarter ended Dec. 31, 2008).

• Class Z year-to-date return was +4.94% at March 31, 2011.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Class Z Shares | Columbia Retirement Plus 2030 Fund | Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.91%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	357
5 years	rr_ExpenseExampleYear05	642
10 years	rr_ExpenseExampleYear10	1,455
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	6.06%
2008	rr_AnnualReturn2008	(35.68%)
2009	rr_AnnualReturn2009	20.53%
2010	rr_AnnualReturn2010	13.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.19%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.94%
Class Z Shares | Columbia Retirement Plus 2030 Fund | before taxes | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2030 Fund:
Label	rr_AverageAnnualReturnLabel	Class Z — before taxes
1 year	rr_AverageAnnualReturnYear01	13.08%
Since inception	rr_AverageAnnualReturnSinceInception	1.21%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2030 Fund | after taxes on distributions | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2030 Fund:
Label	rr_AverageAnnualReturnLabel	Class Z — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	12.55%
Since inception	rr_AverageAnnualReturnSinceInception	0.05%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2030 Fund | after taxes on distributions and redemption of fund shares | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2030 Fund:
Label	rr_AverageAnnualReturnLabel	Class Z — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	8.66%
Since inception	rr_AverageAnnualReturnSinceInception	0.54%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2030 Fund | Russell 3000 Index (Russell 3000)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (Russell 3000)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.93%
Since inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2030 Fund | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
Since inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2030 Fund | Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.21%
Since inception	rr_AverageAnnualReturnSinceInception	0.73%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2030 Fund | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.13%
Since inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2030 Fund | Blended 2030 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 2030 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.35%
Since inception	rr_AverageAnnualReturnSinceInception	3.18%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Retirement Plus 2035 Fund (2035 Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The 2035 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2035. For example, the 2035 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2035.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 69% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range — Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2035 Fund	54-84%	16-46%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2035 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

• Highest return for a calendar quarter was +14.02% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -18.20% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +4.88% at March 31, 2011.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.57%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.16%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	686
3 years	rr_ExpenseExampleYear03	1,009
5 years	rr_ExpenseExampleYear05	1,354
10 years	rr_ExpenseExampleYear10	2,326
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	5.75%
2008	rr_AnnualReturn2008	(35.78%)
2009	rr_AnnualReturn2009	20.16%
2010	rr_AnnualReturn2010	12.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.20%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.88%
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.57%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.34%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.91%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	294
3 years	rr_ExpenseExampleYear03	690
5 years	rr_ExpenseExampleYear05	1,212
10 years	rr_ExpenseExampleYear10	2,648
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	194
3 years	rr_ExpenseExampleNoRedemptionYear03	690
5 years	rr_ExpenseExampleNoRedemptionYear05	1,212
10 years	rr_ExpenseExampleNoRedemptionYear10	2,648
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.57%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.41%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	144
3 years	rr_ExpenseExampleYear03	537
5 years	rr_ExpenseExampleYear05	957
10 years	rr_ExpenseExampleYear10	2,129
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2035 Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes
1 year	rr_AverageAnnualReturnYear01	6.49%
Since inception	rr_AverageAnnualReturnSinceInception	(0.45%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares | before taxes | Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2035 Fund:
Label	rr_AverageAnnualReturnLabel	Class R — before taxes
1 year	rr_AverageAnnualReturnYear01	12.54%
Since inception	rr_AverageAnnualReturnSinceInception	(2.04%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2035 Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	6.02%
Since inception	rr_AverageAnnualReturnSinceInception	(1.45%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares | after taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2035 Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	4.37%
Since inception	rr_AverageAnnualReturnSinceInception	(0.83%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares | Russell 3000 Index (Russell 3000)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (Russell 3000)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.93%
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares | Russell 3000 Index (Russell 3000) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares | Russell 3000 Index (Russell 3000) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	(0.21%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	5.95%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares | Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.21%
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares | Morgan Stanley Capital International EAFE Index (MSCI EAFE) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	0.73%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares | Morgan Stanley Capital International EAFE Index (MSCI EAFE) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	(1.79%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.13%
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	1.77%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares | Blended 2035 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 2035 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.35%
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares | Blended 2035 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	3.18%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares | Blended 2035 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	1.00%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Class Z Shares | Columbia Retirement Plus 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Retirement Plus 2035 Fund (2035 Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The 2035 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2035. For example, the 2035 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2035.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 69% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2035 Fund	54-84%	16-46%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2035 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class Z performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Class Z shares, prior to September 7, 2010 known as Class Y, are not subject to a sales charge.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class Z shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class Z performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class Z shares, prior to September 7, 2010 known as Class Y, are not subject to a sales charge.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class Z shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS Z ANNUAL TOTAL RETURNS
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

• Highest return for a calendar quarter was +14.13% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was –18.24% (quarter ended Dec. 31, 2008).

• Class Z year-to-date return was +4.98% at March 31, 2011.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Class Z Shares | Columbia Retirement Plus 2035 Fund | Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.57%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.91%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	382
5 years	rr_ExpenseExampleYear05	694
10 years	rr_ExpenseExampleYear10	1,580
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	6.09%
2008	rr_AnnualReturn2008	(35.75%)
2009	rr_AnnualReturn2009	20.63%
2010	rr_AnnualReturn2010	13.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.24%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.98%
Class Z Shares | Columbia Retirement Plus 2035 Fund | before taxes | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2035 Fund:
Label	rr_AverageAnnualReturnLabel	Class Z — before taxes
1 year	rr_AverageAnnualReturnYear01	13.09%
Since inception	rr_AverageAnnualReturnSinceInception	1.06%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2035 Fund | after taxes on distributions | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2035 Fund:
Label	rr_AverageAnnualReturnLabel	Class Z — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	12.56%
Since inception	rr_AverageAnnualReturnSinceInception	(0.01%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2035 Fund | after taxes on distributions and redemption of fund shares | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2035 Fund:
Label	rr_AverageAnnualReturnLabel	Class Z — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	8.68%
Since inception	rr_AverageAnnualReturnSinceInception	0.41%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2035 Fund | Russell 3000 Index (Russell 3000)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (Russell 3000)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.93%
Since inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2035 Fund | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
Since inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2035 Fund | Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.21%
Since inception	rr_AverageAnnualReturnSinceInception	0.73%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2035 Fund | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.13%
Since inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2035 Fund | Blended 2035 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 2035 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.35%
Since inception	rr_AverageAnnualReturnSinceInception	3.18%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Retirement Plus 2040 Fund (2040 Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The 2040 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2040. For example, the 2040 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2040.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 74% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range — Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2040 Fund	59-89%	11-41%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2040 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.	[3]
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

• Highest return for a calendar quarter was +14.15% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -18.17% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +5.02% at March 31, 2011.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.75%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.77%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.16%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	686
3 years	rr_ExpenseExampleYear03	1,045
5 years	rr_ExpenseExampleYear05	1,426
10 years	rr_ExpenseExampleYear10	2,497
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	5.78%
2008	rr_AnnualReturn2008	(35.68%)
2009	rr_AnnualReturn2009	20.33%
2010	rr_AnnualReturn2010	12.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.17%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.02%
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.75%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.52%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.91%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	294
3 years	rr_ExpenseExampleYear03	727
5 years	rr_ExpenseExampleYear05	1,287
10 years	rr_ExpenseExampleYear10	2,814
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	194
3 years	rr_ExpenseExampleNoRedemptionYear03	727
5 years	rr_ExpenseExampleNoRedemptionYear05	1,287
10 years	rr_ExpenseExampleNoRedemptionYear10	2,814
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.75%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.02%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.41%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	144
3 years	rr_ExpenseExampleYear03	575
5 years	rr_ExpenseExampleYear05	1,033
10 years	rr_ExpenseExampleYear10	2,305
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2040 Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes
1 year	rr_AverageAnnualReturnYear01	6.41%
Since inception	rr_AverageAnnualReturnSinceInception	(0.28%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares | before taxes | Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2040 Fund:
Label	rr_AverageAnnualReturnLabel	Class R — before taxes
1 year	rr_AverageAnnualReturnYear01	12.53%
Since inception	rr_AverageAnnualReturnSinceInception	(1.98%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2040 Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	5.98%
Since inception	rr_AverageAnnualReturnSinceInception	(1.51%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares | after taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2040 Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	4.31%
Since inception	rr_AverageAnnualReturnSinceInception	(0.80%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares | Russell 3000 Index (Russell 3000)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (Russell 3000)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.93%
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares | Russell 3000 Index (Russell 3000) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares | Russell 3000 Index (Russell 3000) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	(0.21%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	5.95%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares | Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.21%
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares | Morgan Stanley Capital International EAFE Index (MSCI EAFE) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	0.73%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares | Morgan Stanley Capital International EAFE Index (MSCI EAFE) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	(1.79%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.13%
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	1.77%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares | Blended 2040 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 2040 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.35%
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares | Blended 2040 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	3.18%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares | Blended 2040 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) | Class R Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	1.00%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Class Z Shares | Columbia Retirement Plus 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Retirement Plus 2040 Fund (2040 Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The 2040 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2040. For example, the 2040 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2040.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 74% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2040 Fund	59-89%	11-41%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2040 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class Z performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Class Z shares, prior to September 7, 2010 known as Class Y, are not subject to a sales charge.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class Z shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class Z performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class Z shares, prior to September 7, 2010 known as Class Y, are not subject to a sales charge.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class Z shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS Z ANNUAL TOTAL RETURNS
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

• Highest return for a calendar quarter was +14.24% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -18.22% (quarter ended Dec. 31, 2008).

• Class Z year-to-date return was +4.99% at March 31, 2011.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Class Z Shares | Columbia Retirement Plus 2040 Fund | Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.75%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.52%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.91%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	421
5 years	rr_ExpenseExampleYear05	772
10 years	rr_ExpenseExampleYear10	1,766
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	5.95%
2008	rr_AnnualReturn2008	(35.59%)
2009	rr_AnnualReturn2009	20.64%
2010	rr_AnnualReturn2010	13.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.22%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.99%
Class Z Shares | Columbia Retirement Plus 2040 Fund | before taxes | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2040 Fund:
Label	rr_AverageAnnualReturnLabel	Class Z — before taxes
1 year	rr_AverageAnnualReturnYear01	13.21%
Since inception	rr_AverageAnnualReturnSinceInception	1.24%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2040 Fund | after taxes on distributions | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2040 Fund:
Label	rr_AverageAnnualReturnLabel	Class Z — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	12.70%
Since inception	rr_AverageAnnualReturnSinceInception	(0.50%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2040 Fund | after taxes on distributions and redemption of fund shares | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2040 Fund:
Label	rr_AverageAnnualReturnLabel	Class Z — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	8.76%
Since inception	rr_AverageAnnualReturnSinceInception	0.45%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2040 Fund | Russell 3000 Index (Russell 3000)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (Russell 3000)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.93%
Since inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2040 Fund | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
Since inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2040 Fund | Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.21%
Since inception	rr_AverageAnnualReturnSinceInception	0.73%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2040 Fund | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.13%
Since inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2040 Fund | Blended 2040 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 2040 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.35%
Since inception	rr_AverageAnnualReturnSinceInception	3.18%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Retirement Plus 2045 Fund (2045 Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The 2045 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2045. For example, the 2045 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2045.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 79% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range — Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2045 Fund	64-94%	6-36%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2045 Fund intends to invest a significant portion of its assets in equity asset classes and a portion fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

• Highest return for a calendar quarter was +14.15% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -18.40% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +5.02% at March 31, 2011.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.84%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.17%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	687
3 years	rr_ExpenseExampleYear03	1,065
5 years	rr_ExpenseExampleYear05	1,468
10 years	rr_ExpenseExampleYear10	2,591
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	5.61%
2008	rr_AnnualReturn2008	(35.80%)
2009	rr_AnnualReturn2009	20.17%
2010	rr_AnnualReturn2010	13.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.40%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.02%
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.84%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.62%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.92%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	295
3 years	rr_ExpenseExampleYear03	748
5 years	rr_ExpenseExampleYear05	1,329
10 years	rr_ExpenseExampleYear10	2,906
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	195
3 years	rr_ExpenseExampleNoRedemptionYear03	748
5 years	rr_ExpenseExampleNoRedemptionYear05	1,329
10 years	rr_ExpenseExampleNoRedemptionYear10	2,906
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.84%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.12%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.42%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	145
3 years	rr_ExpenseExampleYear03	597
5 years	rr_ExpenseExampleYear05	1,076
10 years	rr_ExpenseExampleYear10	2,402
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.09%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.10%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	513
5 years	rr_ExpenseExampleYear05	941
10 years	rr_ExpenseExampleYear10	2,133
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2045 Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes
1 year	rr_AverageAnnualReturnYear01	6.66%
Since inception	rr_AverageAnnualReturnSinceInception	(0.36%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | before taxes | Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2045 Fund:
Label	rr_AverageAnnualReturnLabel	Class R — before taxes
1 year	rr_AverageAnnualReturnYear01	12.57%
Since inception	rr_AverageAnnualReturnSinceInception	(2.04%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | before taxes | Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2045 Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 — before taxes
1 year	rr_AverageAnnualReturnYear01	13.25%
Since inception	rr_AverageAnnualReturnSinceInception	(1.53%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2045 Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	6.24%
Since inception	rr_AverageAnnualReturnSinceInception	(1.45%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | after taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2045 Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	4.47%
Since inception	rr_AverageAnnualReturnSinceInception	(0.82%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | Russell 3000 Index (Russell 3000)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (Russell 3000)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.93%
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | Russell 3000 Index (Russell 3000) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | Russell 3000 Index (Russell 3000) | Class R & R4 Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	(0.21%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) | Class R & R4 Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	5.95%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.21%
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | Morgan Stanley Capital International EAFE Index (MSCI EAFE) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	0.73%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | Morgan Stanley Capital International EAFE Index (MSCI EAFE) | Class R & R4 Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	(1.79%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.13%
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) | Class R & R4 Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	1.77%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | Blended 2045 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 2045 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.35%
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | Blended 2045 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) | Class A Since inception, 2006-05-18
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	3.18%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | Blended 2045 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) | Class R & R4 Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	1.00%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Class Z Shares | Columbia Retirement Plus 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Retirement Plus 2045 Fund (2045 Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The 2045 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2045. For example, the 2045 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2045.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 79% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how each Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2045 Fund	64-94%	6-36%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2045 Fund intends to invest a significant portion of its assets in equity asset classes and a portion fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class Z performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Class Z shares, prior to September 7, 2010 known as Class Y, are not subject to a sales charge.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class Z shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class Z performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class Z shares, prior to September 7, 2010 known as Class Y, are not subject to a sales charge.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class Z shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS Z ANNUAL TOTAL RETURNS
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

• Highest return for a calendar quarter was +14.09% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -18.41% (quarter ended Dec. 31, 2008).

• Class Z year-to-date return was +5.13% at March 31, 2011.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Class Z Shares | Columbia Retirement Plus 2045 Fund | Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.84%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.92%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	443
5 years	rr_ExpenseExampleYear05	816
10 years	rr_ExpenseExampleYear10	1,869
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	5.92%
2008	rr_AnnualReturn2008	(35.75%)
2009	rr_AnnualReturn2009	20.54%
2010	rr_AnnualReturn2010	13.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.41%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.13%
Class Z Shares | Columbia Retirement Plus 2045 Fund | before taxes | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2045 Fund:
Label	rr_AverageAnnualReturnLabel	Class Z — before taxes
1 year	rr_AverageAnnualReturnYear01	13.30%
Since inception	rr_AverageAnnualReturnSinceInception	1.13%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2045 Fund | after taxes on distributions | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2045 Fund:
Label	rr_AverageAnnualReturnLabel	Class Z — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	12.82%
Since inception	rr_AverageAnnualReturnSinceInception	(0.02%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2045 Fund | after taxes on distributions and redemption of fund shares | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Retirement Plus 2045 Fund:
Label	rr_AverageAnnualReturnLabel	Class Z — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	8.82%
Since inception	rr_AverageAnnualReturnSinceInception	0.41%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2045 Fund | Russell 3000 Index (Russell 3000)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (Russell 3000)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.93%
Since inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2045 Fund | Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
Since inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2045 Fund | Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE Index (MSCI EAFE)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.21%
Since inception	rr_AverageAnnualReturnSinceInception	0.73%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2045 Fund | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.13%
Since inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006
Class Z Shares | Columbia Retirement Plus 2045 Fund | Blended 2045 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 2045 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.35%
Since inception	rr_AverageAnnualReturnSinceInception	3.18%
Inception date	rr_AverageAnnualReturnInceptionDate	May 18, 2006

[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.25% for the most recent fiscal year), will not exceed 1.44% for Class A, 2.19% for Class B, 2.19% for Class C, and 1.11% for Class I.
[3]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without sales charges, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
[4]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.25% for the most recent fiscal year), will not exceed 1.19% for Class Z.
[5]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.39% for Class A, 1.14% for Class C and 0.64% for Class R.
[6]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.14% for Class Z.
[7]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.39% for Class A, 1.14% for Class C, 0.64% for Class R and 0.32% for Class R4.